UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant's telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

March 31, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (97.2%)
Government Obligations (43.2%)
U.S. Government and Agency Obligations (42.7%)
Federal Home Loan Mortgage Corporation (FHLMC) (7.7%)
$1,550,000		3.500%	02/15/30	$1,429,727
1,825,000	(n)	4.750%	11/17/15	1,763,437
921,750		5.000%	08/01/35	877,232
1,686,219		5.000%	04/01/35	1,604,779
792,396		5.500%	12/01/17	788,321
1,378,090		5.500%	06/01/20	1,369,139
2,379,628	(n)	5.500%	10/01/20	2,364,172
5,907,822	(n)	5.500%	05/01/34	5,793,218
2,949,512	(n)	5.500%	10/01/34	2,886,648
2,660,657		5.500%	07/01/35	2,598,570
4,371,729	(n)	5.500%	10/01/35	4,273,810
438,384		6.500%	09/01/32	451,197
				26,200,250
Federal National Mortgage Association (FNMA) (24.0%)
3,635,000	(j) (n)	3.000%	03/02/07	3,566,313
2,150,000	(n)	3.250%	01/15/08	2,083,735
1,375,000	(n)	3.500%	01/28/08	1,337,540
500,000		4.250%	05/15/09	487,766
3,227,337		4.500%	03/01/35	2,978,048
2,757,282	(n)	4.500%	09/01/35	2,544,302
315,121	(n)	5.000%	05/01/18	308,147
643,699		5.000%	06/01/18	629,280
1,380,501	(l)	5.000%	07/01/18	1,349,876
874,934		5.000%	11/01/33	835,305
392,858		5.000%	05/01/34	374,672
1,000,000	(i)	5.000%	04/01/35	951,875
2,602,605		5.000%	08/01/35	2,478,328
2,900,000	(n)	5.125%	01/02/14	2,838,178
1,341,005		5.500%	01/01/17	1,334,753
218,942		5.500%	09/01/17	218,002
958,299		5.500%	02/01/18	954,097
1,801,950	(n)	5.500%	03/01/18	1,792,846
3,666,227	(l) (n)	5.500%	04/01/33	3,590,588
1,614,442	(n)	5.500%	05/01/33	1,581,213
1,108,524		5.500%	12/01/33	1,084,939
1,845,308		5.500%	01/01/34	1,804,839
1,851,242	(n)	5.500%	01/01/34	1,810,642

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$1,268,773	(n)	5.500%	02/01/34	$1,243,447
1,092,023		5.500%	03/01/34	1,067,514
2,249,196	(n)	5.500%	03/01/34	2,204,369
1,073,747		5.500%	04/01/34	1,049,648
5,850,758	(n)	5.500%	04/01/34	5,728,749
520,335		5.500%	09/01/34	509,141
1,877,042		5.500%	02/01/35	1,834,914
2,459,323		5.500%	10/01/35	2,404,255
1,159,260		6.000%	09/01/17	1,177,968
1,168,192		6.000%	10/01/32	1,174,616
1,499,975	(n)	6.000%	10/01/32	1,508,281
2,015,172	(n)	6.000%	11/01/32	2,026,313
1,224,945		6.000%	03/01/33	1,231,560
2,228,819	(n)	6.000%	03/01/33	2,240,692
359,971		6.000%	04/01/33	360,163
2,650,000	(i)	6.000%	04/01/35	2,649,173
1,600,032		6.437%	01/01/08	1,610,013
696,765	(l)	6.500%	12/01/31	717,856
196,509		6.500%	02/01/32	201,783
1,098,554		6.500%	04/01/32	1,131,819
426,300		6.500%	05/01/32	437,735
883,397	(n)	6.500%	07/01/32	908,571
1,131,581		6.500%	08/01/32	1,165,675
807,091		6.500%	09/01/32	831,315
3,193,385	(n)	6.500%	09/01/32	3,289,755
987,763		6.500%	10/01/32	1,017,335
650,917		7.000%	07/01/31	676,840
1,010,806		7.000%	09/01/31	1,050,557
1,022,227		7.000%	11/01/31	1,057,087
327,665		7.000%	02/01/32	339,487
156,357		7.000%	03/01/32	161,989
726,645		7.000%	07/01/32	754,360
542,251		7.500%	04/01/31	571,707
237,995		7.500%	05/01/31	250,948
				81,520,919
Government National Mortgage Association (GNMA) (.8%)
—	(c) (g) (n)	0.975%	06/17/45	1,672,757
676,854	(n)	5.500%	12/15/34	670,678
365,000	(i)	5.500%	04/01/35	361,350

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$24,553		8.500%	10/15/22	$26,567
13,252		8.500%	12/15/22	14,339
				2,745,691
Other Agency Obligations (1.3%)
4,500,000	Federal Home Loan Bank (n)	3.250%	08/11/06	4,472,275

U.S. Treasury (8.9%)
6,150,000	U.S. Treasury Bond (n)	2.500%	10/31/06	6,068,082
12,110,000	U.S. Treasury Bond	3.375%	10/15/09	11,543,761
2,500,000	U.S. Treasury Bond (n)	4.250%	11/30/07	2,476,075
4,450,000	U.S. Treasury Bond (n)	5.375%	02/15/31	4,684,319
1,133,391	U.S. Treasury Inflation Indexed Notes (h) (n)	1.875%	07/15/13	1,100,585
4,500,000	U.S. Treasury Note	2.500%	09/30/06	4,448,848
				30,321,670
	Total U.S. government and agency obligations (cost: $147,748,395)			145,260,805
Other Government Obligations (.5%)
Provincial or Local Government Obligations (.5%)
1,500,000	Province of Quebec (b)	7.000%	01/30/07	1,521,210
	Total other government obligations (cost: $1,548,076)			1,521,210
Corporate Obligations (54.0%)
Communication Services (2.3%)
Broadcasting (1.4%)
3,230,000	Comcast Corporation (l)	6.450%	03/15/37	3,107,912
1,525,000	COX Communications, Inc.	7.750%	11/01/10	1,630,867
				4,738,779
Cellular (.9%)
3,120,000	Vodafone Group PLC (b)	5.750%	03/15/16	3,059,344
Consumer Cyclical (.6%)
Textiles (.6%)
1,000,000	Mohawk Industries, Inc.	5.750%	01/15/11	991,280
1,000,000	Mohawk Industries, Inc.	6.125%	01/15/16	990,127
				1,981,407
Consumer Staples (.3%)
Food (.3%)
1,055,000	Tyson Foods, Inc.	6.600%	04/01/16	1,042,035

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Energy (1.9%)
Oil & Gas (1.2%)
$1,585,000	Canadian Natural Resources (b)	5.850%	02/01/35	$1,504,251
950,000	Husky Energy, Inc. (b)	6.250%	06/15/12	974,760
1,700,000	Valero Logistics Operations LP	6.050%	03/15/13	1,719,145
				4,198,156
Pipelines (.7%)
2,400,000	Energy Transfer Partners LP	5.950%	02/01/15	2,378,693
Financial (44.0%)
Asset-Backed Securities (8.0%)
690,000	ABFS Mortgage Loan Trust (m)	7.423%	12/15/33	692,373
37,496	Associates Manufactured Housing Pass-Through Certificates	6.900%	06/15/27	37,530
1,900,000	Associates Manufactured Housing Pass-Through Certificates	7.725%	06/15/28	1,937,337
2,230,000	Centex Home Equity (m)	5.048%	06/25/35	2,118,725
2,650,000	Citibank Credit Card Issuance Trust	5.500%	03/24/17	2,589,965
1,755,000	Countryplace Manufactured Housing Contract-144A Issue (c) (e)	5.200%	12/15/35	1,641,150
1,125,268	Green Tree Financial Corporation	6.400%	10/15/18	1,135,665
768,652	Green Tree Financial Corporation	7.350%	05/15/27	793,777
3,350,000	Lehman XS Trust (m)	5.690%	12/25/35	3,304,316
925,638	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.525%	04/20/27	922,772
797,233	Mid-State Trust	7.400%	07/01/35	821,602
2,011,635	MMCA Automobile Trust	4.600%	08/17/09	1,999,515
999,744	MMCA Automobile Trust	4.670%	03/15/10	986,866
898,024	MMCA Automobile Trust	5.370%	01/15/10	895,314
451,774	MMCA Automobile Trust	4.560%	11/16/09	449,499
615,721	National Collegiate Trust	7.240%	09/20/14	589,584
1,145,482	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	1,152,925
440,000	Origen Manufactured Housing	5.605%	05/15/22	434,168
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,459,700
725,000	Origen Manufactured Housing (c)	5.730%	11/15/35	693,498
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	694,265
1,100,000	Residential Funding Mortgage Securities (m)	5.090%	07/25/33	1,088,349
928,351	Vanderbilt Mortgage Finance 1997-A (c)	5.620%	03/07/28	927,555
				27,366,450
Auto Finance (1.9%)
3,140,000	ERAC USA Finance Company-144A Issue (f)	5.900%	11/15/15	3,126,931
1,525,000	Ford Motor Credit Company (c)	5.700%	11/16/06	1,520,439
1,675,000	General Motors Acceptance Corporation (c)	5.500%	01/16/07	1,648,446
				6,295,816
Banks (.5%)
1,600,000	Wachovia Bank NA	5.600%	03/15/16	1,584,349

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.9%)
$3,605,000	CD 2006-CD2 Mortgage Tranche-144A Issue (e)	5.805%	01/15/46	$3,554,299
2,463,388	Banc of America Alternative Loan Trust (c)	5.667%	11/25/35	2,348,414
2,419,525	Banc of America Alternative Loan Trust (c)	5.805%	01/25/36	2,285,238
634,035	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	621,765
57,000	Banco Hipotecario Nacional-144A Issue (b) (e) (k)	7.916%	07/25/09	1,425
161,838	BlackRock Capital Finance LP-144A Issue (f)	7.750%	09/25/26	162,216
1,841,168	Charlie Mac	5.000%	10/25/34	1,751,087
865,908	Chase Mortgage Financial Corporation	5.500%	10/25/33	837,228
444,850	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	442,578
2,020,000	DLJ Commercial Mortgage Corporation-144A Issue (c) (f)	7.374%	06/10/31	2,186,055
1,276,556	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	1,195,484
2,458,825	Global Mortgage Securitization, Ltd.-144A Issue (e)	5.250%	11/25/32	2,352,669
2,969,264	JPMorgan Mortgage Trust (c)	5.665%	09/25/35	2,853,467
2,478,492	MASTR Asset Securitization Trust	5.500%	11/25/33	2,404,013
475,134	Mellon Residential Funding Corporation	6.750%	06/25/28	473,425
2,235,921	Residential Accredit Loans, Inc.	5.750%	05/25/33	2,166,106
81,173	Sequoia Mortgage Funding Company-144A Issue (f)	6.380%	08/28/31	80,717
1,254,000	Structured Asset Securities Corporation (m)	5.630%	05/25/34	1,233,155
				26,949,341
Commercial Mortgage-Backed Securities (12.2%)
—	Asset Securitization Corporation (c) (g)	2.534%	08/13/29	195,584
2,250,000	Asset Securitization Corporation (c)	7.643%	11/13/29	2,317,974
—	Asset Securitization Corporation-144A Issue (c) (f) (g)	1.786%	10/13/26	457,950
1,650,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	6.200%	07/11/43	1,715,562
2,742,200	Bear Stearns Commercial Mortgage Securities, Inc.-144A Issue (f)	6.000%	07/15/31	2,703,463
2,350,000	Bear Stearns Commercial Mortgage-144A Issue (f)	5.426%	05/14/16	2,347,517
1,125,000	Bear Stearns Commercial Mortgage-144A Issue (f)	6.000%	07/15/31	1,139,893
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	477,734
1,830,000	Commercial Mortgage Pass-Through Certificates-144A Issue (c) (f)	5.756%	02/05/19	1,790,891
113,937	FFCA Secured Lending Corporation-144A Issue (f)	6.730%	10/18/25	113,600
2,482,421	FFCA Secured Lending Corporation-144A Issue (f)	6.940%	09/18/25	2,499,247
2,000,000	First Union - Chase Commercial Mortgage	7.062%	06/15/31	2,092,196
865,000	GE Capital Commercial Mortgage Corporation-144A Issue (f)	6.039%	08/11/36	881,299

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$1,115,000	GE Capital Commercial Mortgage Corporation-144A Issue (f)	6.314%	08/11/36	$1,149,315
1,400,000	GS Mortgage Securities Corporation 2001-LIBA E-144A Issue (f)	6.733%	02/14/16	1,462,816
1,500,000	GS Mortgage Securities Corporation II (c)	7.241%	07/13/30	1,526,966
3,270,000	Hilton Hotel Pool Trust-144A Issue (c) (f)	5.140%	10/03/15	3,280,013
2,395,000	Hilton Hotel Pool Trust-144A Issue (f)	7.653%	10/03/15	2,479,236
1,985,000	JPMorgan Chase Commercial Mortgage (c)	5.481%	12/12/44	1,969,248
1,250,000	Meristar Commercial Mortgage Trust-144A Issue (f)	8.290%	03/03/16	1,375,514
1,300,000	Morgan Stanley Dean Witter Capital-144A Issue (f)	6.321%	07/11/11	1,303,097
—	Multi Security Asset Trust-144A Issue (c) (e) (g)	1.067%	11/28/35	1,171,171
1,540,000	Multi Security Asset Trust-144A Issue (c) (e)	5.880%	11/28/35	1,436,405
1,525,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	1,538,498
2,500,000	Paine Webber Mortgage Acceptance Corporation-144A Issue (f)	7.655%	01/02/12	2,540,648
850,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	806,860
840,000	Wachovia Bank Commercial Mortgage Trust-144A Issue (f)	4.942%	11/15/34	787,386
				41,560,083
Consumer Finance (.9%)
3,165,000	American General Finance (l)	4.875%	05/15/10	3,083,517
Finance - Diversified (3.4%)
1,437,579	500 Grant Street Associates-144A Issue (e)	2.593%	12/01/08	1,346,782
1,426,811	Caithness Coso Funding Corporation-144A Issue (e)	5.489%	06/15/19	1,386,290
1,693,000	Fund American Companies, Inc.	5.875%	05/15/13	1,663,405
1,350,000	HSBC Finance Corporation	4.625%	09/15/10	1,301,736
1,050,000	HSBC Finance Corporation (n)	5.250%	01/14/11	1,037,178
2,090,000	Kinder Morgan, Inc. (b)	5.700%	01/05/16	2,036,189
2,800,000	St. George Funding Company LLC-144A Issue (b) (e) (m)	8.485%	12/29/49	2,938,037
				11,709,617
Insurance (3.0%)
1,150,000	Assurant, Inc.	6.750%	02/15/34	1,192,720
1,900,000	Berkshire Hathaway Finance Corporation	4.750%	05/15/12	1,833,223
1,735,000	Commerce Group, Inc.	5.950%	12/09/13	1,708,319
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	2,940,552
2,450,000	Symetra Financial Corporation-144A Issue (f)	6.125%	04/01/16	2,432,838
				10,107,652

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
Investment Bankers/Brokers (2.0%)
$1,280,000	Jefferies Group, Inc.	6.250%	01/15/36	$1,201,307
1,330,000	JPMorgan Chase Capital XV	5.875%	03/15/35	1,243,086
2,500,000	Morgan Stanley	6.750%	04/15/11	2,631,625
1,810,000	Nuveen Investments	5.500%	09/15/15	1,740,355
				6,816,373
Real Estate Investment Trust - Apartments (.1%)
250,000	Avalon Properties, Inc.	6.875%	12/15/07	255,432
Real Estate Investment Trust - Diversified (.9%)
3,050,000	Vornado Realty LP	5.625%	06/15/07	3,053,727
Real Estate Investment Trust - Health Care (1.2%)
2,600,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,433,714
1,585,000	Nationwide Health Properties	6.000%	05/20/15	1,547,806
				3,981,520
Real Estate Investment Trust - Office Property (1.1%)
1,500,000	Arden Realty LP	5.250%	03/01/15	1,463,919
2,400,000	Brandywine Operating Partners	5.625%	12/15/10	2,378,340
				3,842,259
Real Estate Investment Trust - Shopping Centers (.9%)
3,150,000	Simon Property Group LP-144A Issue (f)	5.750%	12/01/15	3,112,893
Health Care (1.6%)
Drugs (.7%)
875,000	Amerisourcebergen Corporation-144A Issue (f)	5.625%	09/15/12	860,563
650,000	Amerisourcebergen Corporation-144A Issue (f)	5.875%	09/15/15	639,314
975,000	Cardinal Health, Inc.	5.850%	12/15/17	962,734
				2,462,611
Medical Products/Supplies (.9%)
1,250,000	Boston Scientific Corporation	6.250%	11/15/35	1,277,184
1,645,000	Laboratory Corporation of America	5.625%	12/15/15	1,615,364
				2,892,548
Residential Whole Loans (.6%)
Real Estate (.6%)
2,125,000	Colonial Realty LP	5.500%	10/01/15	2,034,836
Technology (.5%)
Computer Services & Software (.5%)
1,650,000	Dun & Bradstreet Corporation	5.500%	03/15/11	1,640,084
Transportation (.4%)
Railroads (.4%)
1,650,000	Union Pacific Corporation-144A Issue (f)	5.214%	09/30/14	1,598,768

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Utilities (1.8%)
Electric Companies (1.8%)
$2,775,000	MidAmerican Energy Holdings Company-144A Issue (f)	6.125%	04/01/36	$2,716,470
2,700,000	Oncor Electric Delivery	7.000%	09/01/22	2,885,036
525,000	Pennsylvania Electric Company	5.125%	04/01/14	505,122
				6,106,628
	Total corporate obligations (cost: $189,161,962)			183,852,918
	Total long-term debt securities (cost: $338,458,433)			330,634,933

Shares
Preferred Stocks (1.0%)
Financial (1.0%)
Real Estate Investment Trust - Diversified (.5%)
70,000	PS Business Parks, Inc.	7.000%	1,729,000
Real Estate Investment Trust - Self Storage (.5%)
65,000	Public Storage, Inc. (n)	6.250%	1,551,550
	Total preferred stocks (cost: $3,375,000)		3,280,550

Principal
Securities Lending Collateral (24.2%)
Commercial Paper (11.5%)
2,486,235	Atlas Capital Funding Corporation	4.670%	05/08/06	2,486,235
710,353	Atlas Capital Funding Corporation	4.800%	10/20/06	710,353
1,420,706	Atomium Funding Corporation-144A Issue (f)	4.520%	04/12/06	1,419,015
1,420,706	Buckingham CDO, Ltd.	4.820%	04/25/06	1,416,572
1,420,706	Buckingham CDO II, Ltd.	4.830%	04/25/06	1,416,572
1,420,706	Buckingham CDO II, Ltd.	4.830%	04/26/06	1,416,387
2,131,059	Cairn High Grade I, LLC	4.860%	05/17/06	2,118,592
396,022	CC USA, Inc.	4.550%	04/03/06	396,022
3,374,177	Cedar Springs Capital Company (d)	4.470%	04/05/06	3,373,299
639,318	Cedar Springs Capital Company (d)	4.780%	05/22/06	635,130
256,437	Cedar Springs Capital Company (d)	4.820%	04/12/06	256,132
2,131,059	Concord Minutemen Capital Company	4.710%	04/10/07	2,131,059
355,176	Concord Minutemen Capital Company	4.720%	04/12/06	355,177
1,278,635	Concord Minutemen Capital Company	4.720%	04/11/07	1,278,635
3,551,765	Corporate Asset Securitization Australia, Ltd. (d)	4.810%	04/07/06	3,549,883
1,775,882	Cullinan Finance, Ltd.	4.810%	05/23/06	1,764,020
2,486,235	Deer Valley Funding, Ltd.	4.820%	05/03/06	2,476,365
230,865	Edison Asset Securitization, LLC (d)	4.650%	04/05/06	230,805
2,841,412	Legacy Capital, LLC-144A Issue (f)	4.580%	04/06/06	2,840,275

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Securities Lending Collateral—continued
$362,990	Lexington Parker Capital Company-144A Issue (f)	4.810%	04/04/06	$362,943
1,065,529	Morgan Stanley	4.940%	10/30/06	1,065,530
1,775,882	Nieuw Amsterdam Funding Corporation (d)	4.650%	04/06/06	1,775,172
372,935	Nordea North America, Inc.	4.700%	04/03/06	372,935
710,353	Nordea North America, Inc.	4.780%	04/25/06	708,286
228,378	Swedbank	4.780%	05/09/06	227,285
321,790	Whistlejacket Capital, Ltd. (d)	4.830%	04/05/06	321,706
1,775,882	White Pine Finance, LLC-144A Issue (f)	4.700%	07/17/06	1,775,882
2,131,059	White Pine Finance, LLC-144A Issue (f)	4.900%	05/25/06	2,116,248
				38,996,515
Corporate Notes (4.5%)
2,486,235	American General Finance-144A Issue (c) (f)	4.778%	04/13/07	2,487,255
1,420,706	Beta Finance, Inc. (c)	4.880%	06/02/06	1,420,891
3,196,588	General Electric Capital Assurance Company	4.830%	06/16/06	3,196,588
1,420,706	GS Group, Inc.	4.970%	06/30/06	1,420,706
2,131,059	Liquid Funding, Ltd. (c)	4.830%	02/20/07	2,130,952
1,775,882	Metropolitan Life Global Funding I-144A Issue (c) (f)	4.670%	03/06/12	1,775,918
1,775,882	Morgan Stanley (c)	4.780%	08/13/10	1,776,362
1,217,900	Tango Finance Corporation (c)	4.870%	10/25/06	1,218,302
				15,426,974
Repurchase Agreement (8.2%)
27,952,211	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/31/06, rate 4.930%, due 04/03/06; proceeds $27,963,695 (Collateralized by Corporate Obligations and Government Securities due 04/06/06 - 11/01/11)			27,952,211
	Total securities lending collateral (cost: $82,375,700)			82,375,700

Shares
Short-Term Securities (2.2%)
Investment Companies (2.2%)
5,521,592	American Beacon Funds, current rate 4.670%	5,521,592
1,899,647	BlackRock Provident Institutional TempFund, current rate 4.683%	1,899,647
200,000	JPMorgan Prime Money Market Fund, current rate 4.580%	200,000
	Total short-term securities (cost: $7,621,239)	7,621,239
	Total investments in securities (cost: $431,830,372) (o)	$423,912,422
	Payable upon return of securities loaned (-24.2%)	(82,375,700)
	Liabilities in excess of cash and other assets (-.4%)	(1,509,759)
	Total Net Assets (100%)	$340,026,963

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to investments in securities.

(b)         The Portfolio held 3.5% of net assets in foreign securities at March 31, 2006.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 3.0% of the Portfolio’s net assets at March 31, 2006.

(e)          Represents ownership in an illiquid security. (See note 4 to the investments in securities.)  Information concerning the illiquid securities held at March 31, 2006, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
500 Grant St Associates-144A Issue*	06/12/03	$1,587,264
Banco Hipotecario Nacional-144A Issue*	01/08/01	56,237
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	2,437,809
Multi Security Asset Trust-144A Issue*	02/24/05	744,808
Multi Security Asset Trust-144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc.†	03/25/03	1,200,580
St. George Funding Company LLC-144A Issue*	06/12/97	2,800,935
Countryplace Manufactured Housing Contract -144A Issue*	06/29/05	1,754,843
Caithness Coso Funding Corporation-144A Issue*	08/01/05	1,426,811
CD 2006-CD2 Mortgage Tranche-144A Issue*	02/28/06	3,562,579
		$17,093,105

*A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†Represents a private placement security.

(f)            Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)         U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)             At March 31, 2006 the total cost of investments issued on a when-issued or forward commitment basis was $3,980,716.

(j)             Fully or partially pledged as initial margin deposits on open treasury futures contracts.

Holdings of Open Futures Contracts

On March 31, 2006, securities with an aggregate market value of $73,580 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	June 2006	175	long	—	$58,297
U.S. 5-Year Treasury Notes	June 2006	120	long	—	6,225
U.S. 10-Year Treasury Notes	June 2006	144	short	$131,405	—
		439		$131,405	$64,522

(k)          Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(l)             Security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2006.

See accompanying notes to investments in securities.

(m)       Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a cleanup call or increase the stated rate.

(n)         Securities (or a portion of securities) on loan as of March 31, 2006.

(o)         At March 31, 2006 the cost of securities for federal income tax purposes was $432,090,190. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$456,371
Gross unrealized depreciation	(8,634,139)
Net unrealized depreciation	$(8,177,768)

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

March 31, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (59.5%)
Basic Materials (3.1%)
Chemicals (3.1%)
$1,000,000	EI du Pont de Nemours and Company (b)	4.640%	04/10/06	$998,862
2,000,000	EI du Pont de Nemours and Company (b)	4.790%	05/04/06	1,991,383
				2,990,245
Communication Services (2.1%)
Telecommunication (2.1%)
2,000,000	Vodafone Group PLC (b)	4.620%	04/18/06	1,995,655
Consumer Cyclical (21.6%)
Hardware and Tools (4.1%)
2,000,000	The Stanley Works (b)	4.520%	04/10/06	1,997,740
2,000,000	The Stanley Works (b)	4.700%	05/15/06	1,988,511
				3,986,251
Household Products (4.1%)
4,000,000	Procter & Gamble Company (b)	4.590%	04/07/06	3,996,987
Publishing (5.6%)
2,500,000	Gannett Company, Inc. (b)	4.670%	04/19/06	2,494,225
3,000,000	The New York Times Company	4.580%	04/28/06	2,989,695
				5,483,920
Retail (5.1%)
3,000,000	Wal-Mart Stores, Inc. (b)	4.730%	05/02/06	2,987,936
2,000,000	Wal-Mart Stores, Inc. (b)	4.770%	05/09/06	1,990,057
				4,977,993
Special Services (2.7%)
1,100,000	Societe Generale North America, Inc.	4.550%	04/04/06	1,099,583
1,500,000	Societe Generale North America, Inc.	4.770%	05/23/06	1,489,643
				2,589,226
Consumer Staples (10.8%)
Beverage (6.1%)
3,500,000	Anheuser-Busch Companies, Inc. (b)	4.840%	05/25/06	3,475,168
2,500,000	The Coca-Cola Company	4.510%	04/13/06	2,496,242
				5,971,410
Food (4.7%)
2,000,000	Nestle Capital Corporation (b)	4.505%	04/11/06	1,997,497
2,600,000	Nestle Capital Corporation (b)	4.800%	05/23/06	2,582,236
				4,579,733
Energy (4.4%)
Electric Companies (1.3%)
1,305,000	Madison Gas & Electric Company	4.740%	04/27/06	1,300,532
Oil & Gas (3.1%)
3,000,000	Total Capital SA (b)	4.670%	05/03/06	2,987,680

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
Financial (11.9%)
Auto Finance (3.1%)
$1,000,000	American Honda Finance Corporation	4.640%	04/24/06	$997,087
2,000,000	American Honda Finance Corporation	4.650%	04/25/06	1,993,867
				2,990,954
Commercial Finance (3.1%)
3,000,000	General Electric Capital Corporation	4.560%	04/05/06	2,998,467
Consumer Finance (3.1%)
3,000,000	AIG Funding, Inc.	4.600%	04/12/06	2,995,783
Investment Bankers/Brokers (2.6%)
1,500,000	Merrill Lynch & Company, Inc.	4.710%	04/03/06	1,499,608
1,000,000	Merrill Lynch & Company, Inc.	4.750%	04/27/06	996,598
				2,496,206
Health Care (5.6%)
Drugs (2.5%)
2,475,000	Pfizer, Inc. (b)	4.710%	05/18/06	2,460,104
Medical Products/Supplies (3.1%)
3,000,000	UnitedHealth Group, Inc. (b)	4.620%	04/17/06	2,993,840
	Total commercial paper (cost: $57,794,986)			57,794,986
U.S. Government Obligations (19.4%)
Discount Notes (19.4%)
1,425,000	Federal Farm Credit Bureau	4.440%	04/04/06	1,424,473
2,000,000	Federal Home Loan Bank	4.790%	04/21/06	1,994,944
790,000	Federal Home Loan Bank	4.900%	05/19/06	785,049
2,500,000	Federal Home Loan Mortgage Corporation	4.535%	05/01/06	2,490,552
714,000	Federal Home Loan Mortgage Corporation	4.690%	04/04/06	713,735
2,000,000	Federal National Mortgage Association	4.510%	04/03/06	1,999,510
2,000,000	Federal National Mortgage Association	4.570%	04/24/06	1,994,161
2,000,000	Federal National Mortgage Association	4.680%	04/26/06	1,993,639
500,000	Federal National Mortgage Association	4.680%	04/27/06	498,346
2,000,000	Federal National Mortgage Association	4.710%	04/06/06	1,998,767
3,000,000	Federal National Mortgage Association	4.790%	04/20/06	2,992,859
	Total U.S. government obligations (cost: $18,886,035)			18,886,035
Other Short-Term Investments (16.1%)
Asset-Backed Securities (16.1%)
2,998,280	Capital Auto Receivables Asset Trust-144A Issue (c)	4.642%	02/15/07	2,998,280
446,294	Capital One Prime Auto Receivables Trust	3.954%	09/15/06	446,027
3,325,000	Honda Auto Receivables Owner Trust	4.934%	04/17/07	3,325,000
2,576,237	Nissan Auto Receivables Owner Trust	4.663%	02/15/07	2,576,237
2,270,339	Triad Auto Receivables Owner Trust	4.574%	02/12/07	2,270,339
4,081,085	USAA Auto Owner Trust	4.755%	03/15/07	4,081,085
	Total other short-term investments (cost: $15,696,968)			15,696,968

See accompanying notes to investments in securities.

Shares		Market Value(a)
Investment Companies (5.5%)
4,000,000	American Beacon Funds, current rate 4.670%	$4,000,000
1,299,512	Federated Money Market Obligation Trust — Prime Obligation Fund, current rate 4.620%	1,299,511
	Total investment companies (cost: $5,299,511)	5,299,511
	Total investments in securities (cost: $97,677,500) (d)	$97,677,500
	Liabilities in excess of cash and other assets (-.5%)	(512,988)
	Total Net Assets (100%)	$97,164,512

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 38.0% of the Portfolio’s net assets as of March 31, 2006.

(c)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(d)         Also represents the cost of securities for federal income tax purposes at March 31, 2006.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

March 31, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (98.0%)
U.S. Government and Agency Obligations (50.1%)
Federal Home Loan Mortgage Corporation (FHLMC) (2.9%)
$1,000,000	(m)	5.000%	06/15/31	$950,613
496,230		5.500%	12/15/18	492,066
918,726		5.500%	06/01/20	912,759
791,779		5.500%	10/01/20	786,636
1,386,659	(m)	5.500%	05/01/34	1,359,760
500,000	(h)	5.500%	04/01/35	488,125
520,812		6.500%	11/01/32	532,032
				5,521,991
Federal National Mortgage Association (FNMA) (43.8%)
459,516		4.500%	02/01/35	425,081
981,239	(m)	4.500%	09/01/35	905,445
1,336,913	(c)	4.676%	07/01/35	1,312,859
1,255,010	(c)	4.792%	03/01/35	1,225,664
1,481,068		5.000%	05/01/18	1,448,292
979,954		5.000%	10/01/20	955,787
3,031,565		5.000%	11/01/33	2,894,253
9,323,709	(m)	5.000%	03/01/34	8,892,096
791,207		5.000%	05/01/34	754,580
2,500,000	(h)	5.000%	04/01/35	2,379,688
932,905	(c)	5.176%	06/01/35	923,126
1,117,504	(k)	5.500%	01/01/17	1,112,294
1,035,999		5.500%	02/01/18	1,031,457
2,274,962	(k) (m)	5.500%	03/01/18	2,263,468
1,305,063		5.500%	02/01/24	1,286,286
2,618,734	(k) (m)	5.500%	04/01/33	2,564,705
1,040,536	(m)	5.500%	05/01/33	1,018,457
554,233	(m)	5.500%	01/01/34	542,078
4,496,849		5.500%	03/01/34	4,409,067
5,272,710	(m)	5.500%	04/01/34	5,163,675
336,535		5.500%	05/01/34	328,982
5,159,000	(m)	5.500%	07/01/34	5,050,214
1,734,450		5.500%	09/01/34	1,697,136
1,328,074		5.500%	10/01/34	1,298,267
1,832,437		5.500%	02/01/35	1,792,016
2,500,000	(h)	5.500%	04/01/35	2,439,845
374,204		5.500%	10/01/35	365,848
221,163		6.000%	09/01/32	222,414
2,479,577	(m)	6.000%	10/01/32	2,493,290
2,014,694	(m)	6.000%	11/01/32	2,025,837

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
U.S. Government and Agency Obligations—continued
$2,192,551	(m)	6.000%	03/01/33	$2,204,218
908,043		6.000%	04/01/33	908,529
653,410		6.000%	12/01/33	653,760
752,847		6.000%	08/01/34	753,163
608,484		6.000%	09/01/34	608,740
297,472		6.000%	11/01/34	297,598
2,953,017		6.000%	12/01/34	2,954,260
4,455,000	(h)	6.000%	04/01/35	4,453,610
1,737,777		6.500%	02/01/32	1,784,414
674,415		6.500%	04/01/32	694,836
304,500		6.500%	05/01/32	312,668
2,185,989	(m)	6.500%	07/01/32	2,248,142
57,015		6.500%	09/01/32	58,293
222,742		6.500%	09/01/34	227,271
150,512		6.500%	11/01/34	153,572
1,404,066		6.500%	03/01/35	1,435,530
2,400,000	(h)	6.500%	05/01/35	2,445,000
957,327		7.000%	09/01/31	990,965
100,218		7.000%	11/01/31	103,636
588,649		7.000%	02/01/32	609,858
660,367		7.000%	06/25/32	680,384
116,419		7.000%	07/01/32	120,877
181,863		7.500%	04/01/31	191,743
91,562	(c)	8.176%	12/25/15	92,276
				84,205,550
Government National Mortgage Association (GNMA) (3.3%)
—	(c) (g)	0.356%	03/16/42	629,419
—	(c) (g)	0.975%	06/17/45	1,169,119
—	(c) (g)	1.002%	07/16/40	494,671
—	(c) (g)	1.298%	03/16/34	619,163
1,000,000		5.500%	03/16/32	985,025
2,548,155	(m)	5.500%	12/15/34	2,524,907
				6,422,304
Vendee Mortgage Trust (.1%)
192,782	Vendee Mortgage Trust	7.793%	02/15/25	201,648
	Total U.S. government and agency obligations (cost: $99,191,598)			96,351,493

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities (19.3%)
$774,574	ABFS Mortgage Loan Trust (l)	6.990%	12/25/31	$777,427
1,405,000	ABFS Mortgage Loan Trust (l)	7.423%	12/15/33	1,409,832
2,200,000	Associates Manufactured Housing Pass-Through Certificates	7.900%	03/15/27	2,266,067
1,250,000	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	1,260,917
5,291,000	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	5,370,909
350,000	Centex Home Equity (l)	5.048%	06/25/35	332,535
1,080,000	Countryplace Manufactured Housing Contract- 144A Issue (c) (e)	4.800%	12/15/35	1,034,431
600,000	Credit-Based Asset Servicing and Securitization (c)	5.248%	07/25/35	601,600
1,300,000	Credit-Based Asset Servicing and Securitization (l)	5.109%	12/25/34	1,269,742
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates (c)	5.712%	06/25/24	1,987,353
350,000	Green Tree Financial Corporation	7.950%	08/15/25	360,115
542,551	Green Tree Financial Corporation	8.300%	11/15/19	562,426
674,883	Green Tree Financial Corporation	8.400%	06/15/19	696,538
744,605	Green Tree Financial Corporation	9.000%	06/15/25	965,879
1,418,442	Green Tree Financial Corporation	9.100%	04/15/25	1,917,734
1,696,434	Lehman ABS Manufactured Housing Contract	5.873%	05/15/22	1,689,865
255,000	Lehman XS Trust (l)	5.690%	12/25/35	251,523
171,188	Metropolitan Asset Funding, Inc.-144A Issue (f)	6.980%	05/20/12	170,679
170,394	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.130%	06/20/12	169,885
2,239,845	Mid-State Trust	7.790%	07/01/35	2,297,021
580,983	MMCA Automobile Trust	4.670%	03/15/10	573,499
604,730	MMCA Automobile Trust	5.370%	01/15/10	602,905
1,085,781	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	1,098,849
1,261,621	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	1,269,819
500,000	Origen Manufactured Housing	4.750%	08/15/21	473,159
870,000	Origen Manufactured Housing	4.970%	10/15/21	844,852
260,000	Origen Manufactured Housing	5.605%	05/15/22	256,554
500,000	Origen Manufactured Housing	5.860%	01/15/37	488,952
1,600,000	Origen Manufactured Housing	5.910%	01/15/35	1,564,345
500,000	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	479,450
1,000,000	Residential Funding Mortgage Securities (l)	5.090%	07/25/33	989,408
335,439	The Money Store Home Equity Trust (c)	4.899%	08/15/29	335,480
431,545	Vanderbilt Mortgage Finance	7.070%	12/07/14	433,185
2,250,000	Vanderbilt Mortgage Finance	7.955%	12/07/24	2,329,360
	Total asset-backed securities (cost: $37,495,215)			37,132,295

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities (27.5%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (18.4%)
$1,819,073	Banc of America Alternative Loan Trust (c)	5.572%	09/25/35	$1,723,773
824,440	Banc of America Alternative Loan Trust (c)	5.667%	11/25/35	734,512
1,199,806	Banc of America Alternative Loan Trust (c)	5.805%	01/25/36	1,130,231
298,313	Banc of America Alternative Loan Trust	6.000%	12/25/34	293,808
2,272,596	Banc of America Funding Corporation (c) (k)	5.011%	09/20/34	2,186,680
1,453,784	Banc of America Funding Corporation	6.500%	07/20/32	1,455,207
1,363,175	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	1,336,796
1,903,979	Banc of America Mortgage Securities, Inc. (c)	5.105%	11/25/35	1,882,779
10,000	Banco Hipotecario Nacional-144A Issue (b) (c) (e) (j)	5.488%	03/25/11	250
187,102	Banco Hipotecario Nacional-144A Issue (b) (e) (j)	7.540%	05/31/17	5,613
50,980	Banco Hipotecario Nacional-144A Issue (b) (e) (j)	7.916%	07/25/09	1,274
834,516	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	831,231
1,543,683	BlackRock Capital Finance LP-144A Issue (f)	7.750%	09/25/26	1,547,288
2,393,518	Charlie Mac	5.000%	10/25/34	2,276,413
1,014,736	Chase Mortgage Financial Corporation	5.500%	10/25/33	981,126
2,000,000	Countrywide Home Loan Mortgage Pass-Through Trust	4.150%	08/25/33	1,842,248
1,334,550	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	1,327,734
1,180,000	DLJ Commercial Mortgage Corporation-144A Issue (c) (f)	7.374%	06/10/31	1,277,003
819,282	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	767,251
2,041,289	Global Mortgage Securitization, Ltd.-144A Issue (e)	5.250%	11/25/32	1,953,425
1,484,632	JPMorgan Mortgage Trust (c)	5.665%	09/25/35	1,426,733
2,221,972	MASTR Asset Securitization Trust	5.500%	11/25/33	2,155,201
203,119	Prudential Home Mortgage Securities-144A Issue (f)	7.900%	04/28/22	198,910
35,683	Prudential Home Mortgage Securities-144A Issue (c) (f)	8.039%	09/28/24	35,411
1,482,125	Residential Accredit Loans, Inc.	5.750%	06/25/33	1,434,135
319,613	Residential Accredit Loans, Inc.-144A Issue (f)	6.250%	03/25/14	317,905
107,873	Sequoia Mortgage Funding Company-144A Issue (f)	6.380%	08/28/31	107,268
26,547	Structured Asset Mortgage Investments, Inc. (c)	6.055%	04/30/30	26,701
41,019	Structured Asset Mortgage Investments, Inc. (c)	6.055%	04/30/30	40,826
2,000,000	Structured Asset Securities Corporation (l)	5.630%	05/25/34	1,966,754
2,700,000	Structured Asset Securities Corporation (l)	6.000%	06/25/34	2,667,231
1,601,480	Wells Fargo Mortgage-Backed Securities	5.500%	02/25/34	1,531,102
				35,462,819

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
Commercial Mortgage-Backed Securities (9.1%)
—	Asset Securitization Corporation (c) (g)	2.534%	08/13/29	$697,516
—	Asset Securitization Corporation (e) (g)	2.433%	08/13/27	463,026
—	Asset Securitization Corporation-144A Issue (c) (f) (g)	1.786%	10/13/26	589,898
$550,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	4.900%	09/11/36	512,170
1,000,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	6.200%	07/11/43	1,039,735
2,726,000	FFCA Secured Lending Corporation-144A Issue (c) (e)	5.880%	02/18/22	2,556,186
1,290,000	FFCA Secured Lending Corporation-144A Issue (c) (e)	6.130%	02/18/22	1,199,763
514,283	GMAC Commercial Mortgage Securities (e) (n)	5.940%	07/01/13	513,640
500,000	Hilton Hotel Pool Trust-144A Issue (c) (f) (i)	5.140%	10/03/15	501,531
1,465,000	Hilton Hotel Pool Trust-144A Issue (f)	7.653%	10/03/15	1,516,526
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation-144A Issue (f)	6.221%	10/12/37	1,540,213
—	Multi Security Asset Trust-144A Issue (c) (e) (g)	1.067%	11/28/35	991,108
990,000	Multi Security Asset Trust-144A Issue (c (e)	5.880%	11/28/35	921,914
1,000,000	Nationslink Funding Corporation-144A Issue (f)	5.000%	08/20/30	927,812
1,800,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	1,815,932
1,760,000	Wachovia Bank Commercial Mortgage Trust-144A Issue (f)	4.942%	11/15/34	1,655,477
				17,442,447
	Total other mortgage-backed securities (cost: $56,482,231)			52,905,266
Corporate Obligations (1.1%)
Financial (1.1%)
Real Estate (1.1%)
2,250,000	Covenant Retirement Communities, Inc. (c)	7.000%	06/01/06	2,247,368
	Total corporate obligations (cost: $2,250,000)			2,247,368
	Total long-term debt securities (cost: $195,419,044)			188,636,422

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Securities Lending Collateral (18.9%)
Commercial Paper (9.0%)
$1,098,305	Atlas Capital Funding Corporation	4.670%	05/08/06	$1,098,305
313,802	Atlas Capital Funding Corporation	4.800%	10/20/06	313,802
627,603	Atomium Funding Corporation-144A Issue (f)	4.520%	04/12/06	626,856
627,603	Buckingham CDO, Ltd.	4.820%	04/25/06	625,777
627,603	Buckingham CDO II, Ltd.	4.830%	04/25/06	625,777
627,603	Buckingham CDO II, Ltd.	4.830%	04/26/06	625,695
941,405	Cairn High Grade I, LLC	4.860%	05/17/06	935,897
174,944	CC USA, Inc.	4.550%	04/03/06	174,944
1,490,557	Cedar Springs Capital Company (d)	4.470%	04/05/06	1,490,170
113,282	Cedar Springs Capital Company (d)	4.780%	05/22/06	280,571
282,421	Cedar Springs Capital Company (d)	4.820%	04/12/06	113,148
156,901	Concord Minutemen Capital Company	4.710%	04/10/07	941,405
941,405	Concord Minutemen Capital Company	4.720%	04/12/06	156,901
564,843	Concord Minutemen Capital Company	4.720%	04/11/07	564,843
1,569,008	Corporate Asset Securitization Australia, Ltd. (d)	4.810%	04/07/06	1,568,176
784,504	Cullinan Finance, Ltd.	4.810%	05/23/06	779,263
1,098,305	Deer Valley Funding, Ltd.	4.820%	05/03/06	1,093,945
101,985	Edison Asset Securitization, LLC (d)	4.650%	04/05/06	101,959
1,255,206	Legacy Capital, LLC-144A Issue (f)	4.580%	04/06/06	1,254,704
160,353	Lexington Parker Capital Company-144A Issue (f)	4.810%	04/04/06	160,332
470,702	Morgan Stanley	4.940%	10/30/06	470,702
784,504	Nieuw Amsterdam Funding Corporation (d)	4.650%	04/06/06	784,190
313,802	Nordea North America, Inc.	4.700%	04/03/06	164,746
164,746	Nordea North America, Inc.	4.780%	04/25/06	312,888
100,887	Swedbank	4.780%	05/09/06	100,404
142,152	Whistlejacket Capital, Ltd. (d)	4.830%	04/05/06	142,115
784,504	White Pine Finance, LLC-144A Issue (f)	4.700%	07/17/06	784,504
941,405	White Pine Finance, LLC-144A Issue (f)	4.900%	05/25/06	934,862
				17,226,881
Corporate Notes (3.5%)
784,504	American General Finance-144A Issue (c) (f)	4.778%	04/13/07	1,098,756
1,098,305	Beta Finance, Inc. (c)	4.880%	06/02/06	627,685
784,504	General Electric Capital Assurance Company	4.830%	06/16/06	1,412,107
1,412,107	GS Group, Inc.	4.970%	06/30/06	627,603
941,405	Liquid Funding, Ltd. (c)	4.830%	02/20/07	941,357
538,013	Metropolitan Life Global Funding I-144A Issue (c) (f)	4.670%	03/06/12	784,519
627,603	Morgan Stanley (c)	4.780%	08/13/10	784,716
627,603	Tango Finance Corporation (c)	4.870%	10/25/06	538,190
				6,814,933

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (6.4%)
$12,348,011	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/31/06, rate 4.930%, due 04/03/06; proceeds $12,353,084 (Collateralized by Corporate Obligations and Government Securities due 04/06/06 - 11/01/11)			$12,348,012
	Total securities lending collateral (cost: $36,389,826)			36,389,826

Short-Term Securities (8.0%)
Commercial Paper (3.1%)
Health Care (3.1%)
Medical Products/Supplies (3.1%)
6,000,000	UnitedHealth Group, Inc. (d)	4.620%	04/12/06	5,991,530
	Total commercial paper (cost: $5,991,530)			5,991,530

Shares
Investment Companies (4.9%)
7,910,145	American Beacon Funds, current rate 4.670%			7,910,145
274,549	BlackRock Provident Institutional TempFund, current rate 4.683%			274,549
1,150,298	JPMorgan Prime Money Market Fund, current rate 4.580%			1,150,298
	Total investment companies (cost: $9,334,992)			9,334,992
	Total short-term securities (cost: $15,326,522)			15,326,522
	Total investments in securities (cost: $247,135,392) (o)			$240,352,770
	Payable upon return of securities loaned (-18.9%)			(36,389,826)
	Liabilities in excess of cash and other assets (-6.0%)			(11,459,172)
	Total Net Assets (100%)			$192,503,772

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to investments in securities.

(b)         The Portfolio held less than .01% of net assets in foreign securities at March 31, 2006.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 2.3% of the Portfolio’s net assets at March 31, 2006.

(e)          Represents ownership in an illiquid security. (See note 4 to the investments in securities.)  Information concerning the illiquid securities held at March 31, 2006, which includes cost and acquisition date(s), is as follows:

Security:	Acquisition Date(s)	Acquisition Cost
Banco Hipotecario Nacional-144A Issue*	09/06/02	$747
Banco Hipotecario Nacional-144A Issue*	Various	175,773
Banco Hipotecario Nacional-144A Issue*	Various	48,918
Countryplace Manufactured Housing Contract-144A Issue*.	06/29/05	1,079,864
FFCA Secured Lending Corporation-144A Issue*..	05/14/03	2,384,398
FFCA Secured Lending Corporation-144A Issue*..	05/19/03	1,086,220
Global Mortgage Securitization, Ltd.-144A Issue*..	11/24/04	2,024,016
Multi Security Asset Trust-144A Issue*	02/24/05	976,198
Multi Security Asset Trust-144A Issue*	02/24/05	630,278
Asset Securitization Corporation†	Various	592,639
GMAC Commercial Mortgage Securities†	Various	492,767
Oakwood Mortgage Investors, Inc.†	Various	1,316,182
		$10,808,000

*A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†                  Represents a private placement security.

(f)            Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(h)         At March 31, 2006 the total cost of investments issued on a when-issued or forward commitment basis is $12,257,415.

(i)             Partially pledged as initial margin deposit on open Euro futures purchase contracts.

See accompanying notes to investments in securities.

Holdings of Open Futures Contracts

On March 31, 2006, securities with an aggregate market value of $100,306 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
90 Day Euro	June 2006	4	long	$17,345
90 Day Euro	September 2006	4	long	16,520
90 Day Euro	December 2006	3	long	11,828
90 Day Euro	March 2007	3	long	10,552
90 Day Euro	June 2007	3	long	9,428
90 Day Euro	September 2007	3	long	8,415
90 Day Euro	December 2007	3	long	7,515
90 Day Euro	March 2008	3	long	6,802
90 Day Euro	June 2008	3	long	6,090

		29		$94,495

(j)             Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)          Security pledged as collateral for when-issued purchase commitments outstanding as of March 31, 2006.

(l)             Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated rate.

(m)       Securities (or a portion of securities) on loan as of March 31, 2006.

(n)         This security is being fair-valued according to procedures approved by the Board of Directors.

(o)         At March 31, 2006 the cost of securities for federal income tax purposes was $247,248,843. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$959,663
Gross unrealized depreciation	(7,855,736)
Net unrealized depreciation	$(6,896,073)

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

March 31, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (98.9%)
Basic Materials (3.0%)
Chemicals (1.4%)
12,074	Air Products and Chemicals, Inc.	$811,254
3,840	Ashland, Inc.	272,948
4,380	Eastman Chemical Company	224,170
9,879	Ecolab, Inc.	377,379
49,894	EI Du Pont de Nemours & Company	2,106,031
6,674	Engelhard Corporation (g)	264,358
6,111	Hercules, Inc. (b) (g)	84,332
4,122	International Flavors & Fragrances, Inc.	141,317
8,950	PPG Industries, Inc.	566,984
17,506	Praxair, Inc.	965,458
7,833	Rohm & Haas Company	382,798
3,585	Sigma-Aldrich Corporation	235,858
52,468	The Dow Chemical Company	2,130,206
5,970	The Sherwin-Williams Company (g)	295,158
		8,858,251
Construction (.1%)
5,495	Vulcan Materials Company	476,142
Iron and Steel (.2%)
4,685	Allegheny Technologies, Inc.	286,628
8,429	Nucor Corporation	883,277
5,857	United States Steel Corporation (g)	355,404
		1,525,309
Mining (.6%)
47,282	Alcoa, Inc.	1,444,943
9,938	Freeport-McMoRan Copper & Gold, Inc. (g)	593,995
24,231	Newmont Mining Corporation (g)	1,257,349
11,038	Phelps Dodge Corporation	888,892
		4,185,179
Paper and Forest (.7%)
5,700	Bemis Company	180,006
26,715	International Paper Company (g)	923,540
24,994	Kimberly-Clark Corporation	1,444,656
5,726	Louisiana-Pacific Corporation (g)	155,747
9,796	MeadWestvaco Corporation	$267,530
9,938	Plum Creek Timber Company, Inc. (g)	367,011
5,968	Temple-Inland, Inc. (g)	265,876
13,193	Weyerhaeuser Company	955,570
		4,559,936
Capital Goods (8.7%)
Aerospace/Defense (2.1%)
21,710	General Dynamics Corporation	1,389,008
6,671	Goodrich Corporation	290,923
6,618	L-3 Communications Holdings, Inc.	567,758
19,431	Lockheed Martin Corporation	1,459,853
19,021	Northrop Grumman Corporation	1,298,946
24,195	Raytheon Company	1,109,101
9,601	Rockwell Automation, Inc.	690,409
9,317	Rockwell Collins, Inc.	525,014
43,409	The Boeing Company	3,382,868
55,071	United Technologies Corporation	3,192,472
		13,906,352
Containers - Metal/Glass (—)
5,631	Ball Corporation	246,808
Electrical Equipment (3.8%)
9,267	American Power Conversion Corporation	214,161
4,947	Cooper Industries, Ltd.	429,894
22,313	Emerson Electric Company	1,866,039
565,312	General Electric Company (f)	19,661,609
45,048	Honeywell International, Inc.	1,926,708
7,699	Molex, Inc.	255,608
8,733	Thermo Electron Corporation (b)	323,908
		24,677,927
Engineering/Construction (.5%)
36,384	Caterpillar, Inc. (g)	2,612,739
4,683	Fluor Corporation (g)	401,803
		3,014,542
Machinery (.3%)
12,848	Deere & Company	1,015,636

See accompanying notes to investments in securities.

Shares		Market Value(a)
Capital Goods—continued
17,760	Ingersoll-Rand Company, Ltd. (c)	$742,190
		1,757,826
Manufacturing (1.8%)
40,947	3M Company	3,099,283
12,867	Danaher Corporation	817,699
11,026	Dover Corporation	535,424
8,053	Eaton Corporation	587,629
11,122	Illinois Tool Works, Inc.	1,071,162
9,974	ITT Industries, Inc.	560,739
9,883	Leggett & Platt, Inc.	240,850
6,762	Pall Corporation	210,907
6,494	Parker Hannifin Corporation	523,483
4,382	Sealed Air Corporation	253,588
7,179	Textron, Inc.	670,448
109,304	Tyco International, Ltd. (c)	2,938,102
		11,509,314
Trucks and Parts (—)
2,528	Cummins, Inc. (g)	265,693
Waste Management (.2%)
11,823	Allied Waste Industries, Inc. (b)	144,715
29,953	Waste Management, Inc.	1,057,344
		1,202,059
Communication Services (5.3%)
Computer Services & Software (.1%)
13,264	Verisign, Inc. (b) (g)	318,205
Publishing (—)
4,586	EW Scripps Company - Class A	205,041
Telecommunication (1.9%)
6,317	ADC Telecommunications, Inc. (b) (g)	161,652
8,621	Andrew Corporation (b)	105,867
22,617	Avaya, Inc. (b) (g)	255,574
31,583	Ciena Corporation (b)	164,550
10,927	Comverse Technology, Inc. (b)	257,113
83,846	Corning, Inc. (b)	2,256,304
90,909	JDS Uniphase Corporation (b) (g)	379,099
242,385	Lucent Technologies, Inc. (b) (g)	$739,297
135,565	Motorola, Inc.	3,105,808
89,828	Qualcomm, Inc.	4,546,205
24,426	Tellabs, Inc. (b)	388,375
		12,359,844
Telephone (3.3%)
21,042	Alltel Corporation	1,362,472
210,417	AT&T, Inc. (g)	5,689,697
97,504	BellSouth Corporation	3,378,524
7,116	CenturyTel, Inc. (g)	278,378
17,813	Citizens Communications Company (g)	236,380
84,132	Qwest Communications International, Inc. (b)	572,106
160,929	Sprint Nextel Corporation	4,158,421
158,735	Verizon Communications, Inc.	5,406,530
		21,082,508
Consumer Cyclical (9.5%)
Auto (.4%)
3,242	Cooper Tire & Rubber Company (g)	46,491
101,101	Ford Motor Company (g)	804,774
30,670	General Motors Corporation (g)	652,354
10,530	Johnson Controls, Inc.	799,544
9,517	The Goodyear Tire & Rubber Company (b) (g)	137,807
		2,440,970
Building Materials (.2%)
9,656	American Standard Companies, Inc.	413,857
22,577	Masco Corporation	733,529
		1,147,386
Construction (.2%)
6,620	Centex Corporation	410,375
14,741	DR Horton, Inc.	489,698
4,207	KB Home (g)	273,371
7,466	Lennar Corporation (g)	450,797
		1,624,241
Distribution Durables (.1%)
9,358	Genuine Parts Company (g)	410,162

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
4,179	WW Grainger, Inc.	$314,888
		725,050
Entertainment (.1%)
18,456	International Game Technology	650,020
Hardware and Tools (.1%)
4,214	Black & Decker Corporation	366,154
3,138	Snap-On, Inc.	119,621
3,895	The Stanley Works	197,322
		683,097
Home Builders (.1%)
11,604	Pulte Homes, Inc. (g)	445,827
Houseware (.1%)
4,185	Maytag Corporation	89,268
3,698	Whirlpool Corporation	338,256
		427,524
Leisure (.4%)
5,101	Brunswick Corporation	198,226
23,547	Carnival Corporation (g)	1,115,424
14,781	Harley-Davidson, Inc. (g)	766,840
9,624	Hasbro, Inc.	203,067
21,083	Mattel, Inc. (g)	382,237
7,128	Sabre Holdings Corporation	167,722
		2,833,516
Lodging - Hotel (.4%)
9,984	Harrah’s Entertainment, Inc. (g)	778,354
17,870	Hilton Hotels Corporation	454,971
8,780	Marriott International, Inc.	602,309
11,706	Starwood Hotels & Resorts Worldwide, Inc.	792,849
		2,628,483
Photography/Imagery (.1%)
15,576	Eastman Kodak Company (g)	442,983
Publishing (.8%)
3,150	Dow Jones & Company, Inc.	123,796
12,912	Gannett Company, Inc. (g)	773,688
3,667	Knight-Ridder, Inc. (g)	231,791
2,259	Meredith Corporation	126,030
7,792	New York Times Company (g)	197,217
130,189	News Corporation	2,162,452
19,914	The McGraw-Hill Companies, Inc.	$1,147,447
14,199	Tribune Company	389,480
		5,151,901
Retail (5.3%)
16,732	Amazon.Com, Inc. (b) (g)	610,887
9,773	AutoNation, Inc. (b)	210,609
3,042	AutoZone, Inc. (b)	303,257
15,210	Bed Bath & Beyond, Inc. (b)	584,066
22,054	Best Buy Company, Inc. (g)	1,233,483
6,176	Big Lots, Inc. (b) (g)	86,217
8,233	Circuit City Stores, Inc.	201,545
25,662	Costco Wholesale Corporation	1,389,857
44,332	CVS Corporation (g)	1,324,201
3,277	Dillards, Inc.	85,333
17,172	Dollar General Corporation	303,431
8,352	Family Dollar Stores, Inc.	222,164
14,764	Federated Department Stores, Inc.	1,077,774
115,210	Home Depot, Inc.	4,873,395
12,593	JC Penney Company, Inc.	760,744
18,698	Kohl’s Corporation (b)	991,183
18,886	Limited Brands, Inc.	461,953
42,407	Lowe’s Companies, Inc.	2,732,712
10,260	Nike, Inc.	873,127
11,842	Nordstrom, Inc.	463,971
16,036	Office Depot, Inc. (b)	597,182
3,749	OfficeMax, Inc.	113,108
7,215	RadioShack Corporation (g)	138,746
5,398	Sears Holding Corporation (b) (g)	713,833
39,519	Staples, Inc.	1,008,529
47,682	Target Corporation	2,479,946
31,128	The Gap, Inc.	581,474
7,635	Tiffany & Company	286,619
24,985	TJX Companies, Inc.	620,130
54,890	Walgreen Company	2,367,411
135,483	Wal-Mart Stores, Inc.	6,400,231
		34,097,118
Service (.8%)
54,678	Cendant Corporation	948,669

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
7,511	Convergys Corporation (b)	$136,776
62,560	eBay, Inc. (b) (g)	2,443,600
23,349	Interpublic Group of Companies, Inc. (b) (g)	223,219
6,821	Monster Worldwide, Inc. (b) (g)	340,096
9,687	Omnicom Group	806,444
9,281	Robert Half International, Inc.	358,341
		5,257,145
Textiles (.3%)
7,487	Cintas Corporation	319,096
20,791	Coach, Inc. (b)	718,954
6,151	Jones Apparel Group, Inc.	217,562
5,654	Liz Claiborne, Inc.	231,702
4,799	VF Corporation	273,063
		1,760,377
Trucks and Parts (.1%)
3,319	Navistar International Corporation (b)	91,538
9,182	Paccar, Inc.	647,149
		738,687
Consumer Staples (10.1%)
Agriculture Products (.4%)
35,459	Archer-Daniels-Midland Company	1,193,199
14,610	Monsanto Company	1,238,200
		2,431,399
Beverage (2.0%)
42,106	Anheuser-Busch Companies, Inc. (g)	1,800,878
4,568	Brown-Forman Corporation	351,599
16,456	Coca-Cola Enterprises, Inc.	334,717
10,637	Constellation Brands, Inc. (b) (g)	266,458
3,157	Molson Coors Brewing Company	216,633
7,301	Pepsi Bottling Group, Inc.	221,878
89,854	PepsiCo, Inc.	5,192,672
111,727	The Coca-Cola Company	4,678,021
		13,062,856
Broadcasting (.7%)
28,030	Clear Channel Communications, Inc.	813,153
115,987	Comcast Corporation (b) (g)	$3,034,232
12,116	Univision Communications, Inc. (b) (g)	417,640
		4,265,025
Entertainment (.9%)
41,907	CBS Corporation - Class B	1,004,934
41,911	Viacom, Inc. - Class B (b)	1,626,151
104,447	Walt Disney Company (g)	2,913,037
		5,544,122
Food (1.1%)
9,987	Campbell Soup Company	323,580
28,162	ConAgra Foods, Inc. (g)	604,359
7,420	Dean Foods Company (b)	288,119
19,317	General Mills, Inc.	978,987
9,709	Hershey Company	507,102
18,169	HJ Heinz Company	688,970
13,634	Kellogg Company	600,443
7,158	McCormick & Company, Inc.	242,371
41,226	Sara Lee Corporation (g)	737,125
33,588	Sysco Corporation	1,076,499
13,664	Tyson Foods, Inc.	187,744
9,613	WM Wrigley Jr Company	615,233
		6,850,532
Household Products (.3%)
5,985	Avery Dennison Corporation	350,004
8,102	Clorox Company	484,906
7,937	Fortune Brands, Inc.	639,962
14,887	Newell Rubbermaid, Inc. (g)	375,005
7,692	Pactiv Corporation (b)	188,763
		2,038,640
Personal Care (2.0%)
4,124	Alberto-Culver Company	182,405
24,432	Avon Products, Inc. (g)	761,548
27,950	Colgate-Palmolive Company	1,595,948
178,384	Procter & Gamble Company	10,278,505
6,422	The Estee Lauder Companies, Inc.	238,835
		13,057,241
Restaurants (.8%)
7,114	Darden Restaurants, Inc.	291,889

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Staples—continued
68,153	McDonald’s Corporation	$2,341,744
41,400	Starbucks Corporation (b)	1,558,300
6,157	Wendy’s International, Inc.	382,105
14,960	Yum! Brands, Inc.	730,947
		5,304,985
Retail (.4%)
20,001	Albertson’s, Inc.	513,428
39,346	Kroger Company (b)	801,088
24,389	Safeway, Inc.	612,654
7,302	Supervalu, Inc.	225,049
7,584	Whole Foods Market, Inc.	503,881
		2,656,100
Service (.1%)
7,596	Apollo Group, Inc. (b)	398,867
11,712	RR Donnelly & Sons Company	383,218
		782,085
Tobacco (1.4%)
113,185	Altria Group, Inc.	8,020,302
4,710	Reynolds American, Inc. (g)	496,905
8,810	UST, Inc.	366,497
		8,883,704
Energy (9.6%)
Chemicals (—)
1,288	Tronox, Inc. - Class B (b)	21,891
Oil & Gas (7.9%)
4,404	Amerada Hess Corporation	627,130
12,498	Anadarko Petroleum Corporation (g)	1,262,425
17,914	Apache Corporation	1,173,549
20,386	Burlington Resources, Inc.	1,873,680
20,263	Chesapeake Energy Corporation	636,463
120,735	ChevronTexaco Corporation	6,999,021
74,764	ConocoPhillips (g)	4,721,355
23,964	Devon Energy Corporation	1,465,881
13,155	EOG Resources, Inc.	947,162
331,176	Exxon Mobil Corporation	20,155,405
6,290	Kerr-McGee Corporation	600,571
19,894	Marathon Oil Corporation (g)	1,515,328
8,896	Murphy Oil Corporation	443,200
8,570	Nabors Industries, Ltd. (b) (c)	$613,441
7,439	Noble Corporation (g)	603,303
23,363	Occidental Petroleum Corporation	2,164,585
5,921	Rowan Companies, Inc. (g)	260,287
7,189	Sunoco, Inc. (g)	557,652
17,679	Transocean, Inc. (b) (g)	1,419,624
33,725	Valero Energy Corporation	2,016,085
19,698	XTO Energy, Inc.	858,244
		50,914,391
Oil & Gas Services (1.4%)
18,563	Baker Hughes, Inc. (g)	1,269,711
17,581	BJ Services Company	608,305
27,998	Halliburton Company (g)	2,044,417
9,432	National Oilwell Varco, Inc. (b) (g)	610,913
32,046	Schlumberger, Ltd.	4,056,066
18,917	Weatherford International, Ltd. (b)	865,453
		9,454,865
Pipelines (.3%)
16,339	Dynegy, Inc. (b)	78,428
35,752	El Paso Corporation (g)	430,815
5,697	Kinder Morgan, Inc. (g)	524,068
32,250	Williams Companies, Inc.	689,831
		1,723,142
Financial (21.1%)
Banks (6.4%)
18,741	AmSouth Bancorp (g)	506,946
251,907	Bank of America Corporation	11,471,871
29,038	BB&T Corporation	1,138,293
8,810	Comerica, Inc.	510,717
6,660	Compass Bancshares, Inc.	337,064
30,134	Fifth Third Bancorp	1,186,077
6,841	First Horizon National Corporation (g)	284,928
13,489	Huntington Bancshares, Inc.	325,491
21,973	Key Capital Corporation	808,609
4,291	M&T Bank Corporation	489,776

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
11,382	Marshall & Ilsley Corporation	$496,029
22,472	Mellon Financial Corporation	800,006
29,687	National City Corporation (g)	1,036,079
25,798	North Fork Bancorporation, Inc.	743,759
10,019	Northern Trust Corporation	525,999
15,849	PNC Financial Services Group, Inc.	1,066,798
24,750	Regions Financial Corporation (g)	870,460
18,060	State Street Corporation	1,091,368
20,109	SunTrust Banks, Inc.	1,463,133
16,989	Synovus Financial Corporation	460,233
41,833	The Bank of New York Company, Inc.	1,507,666
97,670	U.S. Bancorp	2,978,945
87,999	Wachovia Corporation	4,932,353
90,892	Wells Fargo & Company	5,805,282
5,652	Zions Bancorporation	467,591
		41,305,473
Commercial Services (.4%)
6,954	Equifax, Inc.	258,968
17,769	H&R Block, Inc.	384,701
13,193	Moody’s Corporation	942,773
18,117	Paychex, Inc.	754,756
		2,341,198
Finance - Diversified (2.6%)
67,124	American Express Company	3,527,373
13,594	Ameriprise Financial, Inc.	612,547
16,331	Capital One Financial Corporation (g)	1,314,974
10,805	CIT Group, Inc.	578,285
32,703	Countrywide Financial Corporation	1,200,203
4,564	Federated Investors, Inc.	178,224
11,648	Janus Capital Group, Inc.	269,885
189,038	JP Morgan Chase & Company	7,871,562
22,633	SLM Corporation	1,175,560
		16,728,613
Insurance (4.8%)
17,481	ACE, Ltd. (c)	$909,187
27,018	Aflac, Inc.	1,219,325
5,694	AMBAC Financial Group, Inc.	453,244
140,772	American International Group, Inc.	9,303,637
17,461	AON Corporation (g)	724,808
10,842	Chubb Corporation	1,034,763
6,627	Cigna Corporation	865,619
9,424	Cincinnati Financial Corporation	396,469
20,434	Genworth Financial, Inc. - Class A	683,111
16,404	Hartford Financial Services Group, Inc.	1,321,344
7,283	Jefferson-Pilot Corporation	407,412
9,343	Lincoln National Corporation	510,036
7,360	Loews Corporation	744,833
29,666	Marsh & McLennan Companies, Inc.	870,996
7,268	MBIA, Inc. (g)	437,026
41,108	MetLife, Inc.	1,988,398
4,789	MGIC Investment Corporation (g)	319,091
15,158	Principal Financial Group	739,712
26,846	Prudential Financial, Inc.	2,035,198
6,705	Safeco Corporation	336,658
34,980	The Allstate Corporation	1,822,812
10,666	The Progressive Corporation	1,112,038
37,743	The St. Paul Travelers Companies, Inc.	1,577,283
5,617	Torchmark Corporation	320,732
16,196	UnumProvident Corporation (g)	331,695
9,460	XL Capital, Ltd. (c)	606,481
		31,071,908
Investment Bankers/Brokers (4.6%)
270,702	Citigroup, Inc.	12,785,284
22,665	E*Trade Financial Corporation (b)	611,504
8,253	Franklin Resources, Inc.	777,764

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
23,647	Goldman Sachs Group, Inc.	$3,711,636
14,666	Lehman Brothers Holdings, Inc.	2,119,680
49,804	Merrill Lynch & Company, Inc.	3,922,569
58,237	Morgan Stanley	3,658,455
7,199	T Rowe Price Group, Inc.	563,034
6,462	The Bear Stearns Companies, Inc.	896,281
55,962	The Charles Schwab Corporation	963,111
		30,009,318
Real Estate Investment Trust - Apartments (.2%)
5,172	Apartment Investment & Management Company	242,568
11,569	Archstone-Smith Trust	564,221
15,751	Equity Residential	736,991
		1,543,780
Real Estate Investment Trust - Diversified (.1%)
6,503	Vornado Realty Trust (g)	624,288
Real Estate Investment Trust - Office Property (.2%)
4,880	Boston Properties, Inc.	455,060
22,028	Equity Office Properties Trust	739,703
		1,194,763
Real Estate Investment Trust - Regional Mall (.1%)
9,913	Simon Property Group, Inc. (g)	834,081
Real Estate Investment Trust - Self Storage (.1%)
4,450	Public Storage, Inc. (g)	361,475
Real Estate Investment Trust - Shopping Centers (.1%)
10,940	Kimco Realty Corporation	444,602
Real Estate Investment Trust - Warehouse/Industrial (.1%)
13,206	ProLogis (g)	706,522
Savings and Loans (.6%)
13,887	Golden West Financial Corporation	942,929
19,370	Sovereign Bancorp, Inc.	424,399
53,777	Washington Mutual, Inc. (g)	2,291,981
		3,659,309
U.S. Government Obligations (.8%)
52,494	Fannie Mae	2,698,197
37,476	Freddie Mac	$2,286,040
		4,984,237
Health Care (12.4%)
Biotechnology (1.1%)
63,381	Amgen, Inc. (b)	4,610,975
18,662	Biogen Idec, Inc. (b)	878,982
5,925	Chiron Corporation (b) (g)	271,425
14,090	Genzyme Corporation (b)	947,131
13,854	Medimmune, Inc. (b)	506,781
2,825	Millipore Corporation (b)	206,394
		7,421,688
Drugs (6.0%)
83,447	Abbott Laboratories	3,544,003
8,201	Allergan, Inc. (g)	889,810
11,286	AmerisourceBergen Corporation	544,776
5,689	Barr Pharmaceuticals, Inc. (b) (g)	358,294
106,249	Bristol-Myers Squibb Company	2,614,798
22,885	Cardinal Health, Inc.	1,705,393
24,332	Caremark Rx, Inc. (b)	1,196,650
61,284	Eli Lilly & Company	3,389,012
7,923	Express Scripts, Inc. (b) (g)	696,433
17,674	Forest Laboratories, Inc. (b)	788,792
25,072	Gilead Sciences, Inc. (b)	1,559,983
8,661	Hospira, Inc. (b)	341,764
13,119	King Pharmaceuticals, Inc. (b)	226,304
16,509	Medco Health Solutions, Inc. (b)	944,647
118,613	Merck & Company, Inc. (g)	4,178,748
11,841	Mylan Laboratories, Inc.	277,080
399,056	Pfizer, Inc.	9,944,515
80,239	Schering-Plough Corporation	1,523,746
5,486	Watson Pharmaceuticals, Inc. (b)	157,668
72,896	Wyeth	3,536,922
		38,419,338
Health Care - Diversified (.1%)
6,758	Laboratory Corporation of America Holdings (b)	395,209

See accompanying notes to investments in securities.

Shares		Market Value(a)
Health Care—continued
Hospital Management (.2%)
22,124	HCA, Inc. (g)	$1,013,060
13,051	Health Management Associates, Inc.	281,511
25,507	Tenet Healthcare Corporation (b)	188,244
		1,482,815
Managed Care (1.6%)
30,756	Aetna, Inc.	1,511,353
8,675	Coventry Health Care, Inc. (b)	468,278
8,867	Humana, Inc. (b)	466,849
4,253	Manor Care, Inc.	188,621
16,603	McKesson Corporation	865,516
73,558	UnitedHealth Group, Inc.	4,108,958
35,795	Wellpoint, Inc. (b)	2,771,611
		10,381,186
Medical Products/Supplies (3.3%)
2,927	Bausch & Lomb, Inc.	186,450
35,170	Baxter International, Inc.	1,364,951
13,414	Becton Dickinson & Company	826,036
13,424	Biomet, Inc.	476,822
32,081	Boston Scientific Corporation (b) (g)	739,470
5,677	CR Bard, Inc.	384,957
18,378	Guidant Corporation	1,434,589
161,406	Johnson & Johnson	9,558,481
65,462	Medtronic, Inc.	3,322,203
7,517	Patterson Companies, Inc. (b)	264,598
19,881	St. Jude Medical, Inc. (b)	815,123
15,848	Stryker Corporation (g)	702,702
13,438	Zimmer Holdings, Inc. (b) (g)	908,410
		20,984,792
Special Services (.1%)
6,655	Fisher Scientific International, Inc. (b)	452,874
8,805	Quest Diagnostics, Inc.	451,698
		904,572
Technology (14.2%)
Computer Hardware (3.5%)
6,371	Affiliated Computer Services, Inc. (b)	$380,095
46,191	Apple Computer, Inc. (b)	2,897,105
127,642	Dell, Inc. (b)	3,798,639
14,333	Gateway, Inc. (b)	31,391
153,398	Hewlett-Packard Company	5,046,810
85,003	International Business Machines Corporation	7,010,207
5,827	Lexmark International, Inc. (b) (g)	264,430
9,862	NCR Corporation (b)	412,134
12,310	Pitney Bowes, Inc. (g)	528,469
187,706	Sun Microsystems, Inc. (b)	962,949
13,720	Symbol Technologies, Inc.	145,159
50,509	Xerox Corporation (b) (g)	767,742
		22,245,130
Computer Networking (2.1%)
333,574	Cisco Systems, Inc. (b)	7,228,581
11,039	Google, Inc. - Class A (b)	4,305,210
68,438	Yahoo!, Inc. (b)	2,207,817
		13,741,608
Computer Peripherals (.4%)
128,902	EMC Corporation Massachusetts (b)	1,756,947
20,292	Network Appliance, Inc. (b)	731,123
		2,488,070
Computer Services & Software (4.3%)
32,530	Adobe Systems, Inc. (b) (g)	1,135,951
12,513	Autodesk, Inc. (b)	482,002
31,432	Automatic Data Processing, Inc.	1,435,818
11,542	BMC Software, Inc. (b) (g)	250,001
24,745	CA, Inc. (g)	673,314
9,614	Citrix Systems, Inc. (b)	364,372
10,091	Computer Sciences Corporation (b)	560,556
20,760	Compuware Corporation (b)	162,553
16,476	Electronic Arts, Inc. (b) (g)	901,569
10,805	IMS Health, Inc.	278,446

See accompanying notes to investments in securities.

Shares		Market Value(a)
Technology—continued
481,968	Microsoft Corporation	$13,114,398
21,121	Novell, Inc. (b) (g)	162,211
204,371	Oracle Corporation (b)	2,797,859
6,000	Parametric Technology Corporation (b)	97,980
56,583	Symantec Corporation (b)	952,297
244,343	Time Warner, Inc.	4,102,543
18,546	Unisys Corporation (b)	127,784
		27,599,654
Electrical Equipment (.1%)
9,468	Jabil Circuit, Inc. (b)	405,800
28,862	Sanmina-SCI Corporation (b)	118,337
49,600	Solectron Corporation (b)	198,405
		722,542
Electrical Instruments (.3%)
23,253	Agilent Technologies, Inc. (b)	873,153
9,931	Applera Corporation - Applied Biosystems Group	269,528
3,594	Harman International Industries, Inc.	399,401
7,004	PerkinElmer, Inc.	164,385
4,367	Tektronix, Inc.	155,947
5,621	Waters Corporation (b)	242,547
		2,104,961
Electronic Components - Semiconductor (2.9%)
26,080	Advanced Micro Devices, Inc. (b)	864,815
19,486	Altera Corporation (b)	402,193
19,857	Analog Devices, Inc.	760,327
86,047	Applied Materials, Inc. (g)	1,506,691
15,961	Applied Micro Circuits Corporation (b)	64,963
23,890	Broadcom Corporation (b)	1,031,095
22,257	Freescale Semiconductor, Inc. (b)	618,079
319,063	Intel Corporation	6,173,900
10,775	Kla-Tencor Corporation (g)	521,080
16,579	Linear Technology Corporation	581,593
21,243	LSI Logic Corporation (b)	$245,571
17,387	Maxim Integrated Products, Inc.	645,929
33,560	Micron Technology, Inc. (b) (g)	494,006
18,347	National Semiconductor Corporation	506,247
7,147	Novellus Systems, Inc. (b) (g)	171,529
9,329	NVIDIA Corporation (b)	534,179
9,993	PMC - Sierra, Inc. (b)	122,815
8,668	QLogic Corporation (b)	167,727
10,646	Teradyne, Inc. (b)	165,121
86,794	Texas Instruments, Inc.	2,818,210
18,698	Xilinx, Inc.	476,053
		18,872,123
Service - Data Processing (.6%)
27,904	Electronic Data Systems Corporation	748,667
41,604	First Data Corporation	1,947,904
9,963	Fiserv, Inc. (b)	423,927
9,547	Intuit, Inc. (b)	507,806
		3,628,304
Transportation (1.9%)
Air Freight (1.0%)
16,481	FedEx Corporation	1,861,367
59,231	United Parcel Service, Inc. (g)	4,701,764
		6,563,131
Airlines (.1%)
38,403	Southwest Airlines Company	690,874
Railroads (.8%)
20,228	Burlington Northern Santa Fe Corporation	1,685,602
11,867	CSX Corporation	709,648
22,358	Norfolk Southern Corporation	1,208,899
14,369	Union Pacific Corporation	1,341,348
		4,945,497
Trucking (—)
3,329	Ryder System, Inc.	149,073
Utilities (3.1%)
Electric Companies (2.9%)
8,771	Allegheny Energy, Inc. (b)	296,900

See accompanying notes to investments in securities.

Shares		Market Value(a)
Utilities—continued
11,104	Ameren Corporation (g)	$553,203
21,353	American Electric Power Company, Inc.	726,431
16,818	Centerpoint Energy, Inc. (g)	200,640
10,786	Cinergy Corporation	489,793
11,923	CMS Energy Corporation (b)	154,404
13,294	Consolidated Edison, Inc.	578,290
9,632	Constellation Energy Group, Inc.	526,968
18,846	Dominion Resources, Inc. (g)	1,300,942
9,596	DTE Energy Company (g)	384,705
50,339	Duke Energy Corporation (b) (g)	1,467,387
17,670	Edison International	727,652
11,273	Entergy Corporation (g)	777,163
36,187	Exelon Corporation	1,914,296
17,888	FirstEnergy Corporation (g)	874,725
21,887	FPL Group, Inc. (g)	878,546
14,786	NiSource, Inc.	298,974
18,728	PG&E Corporation	728,521
5,353	Pinnacle West Capital Corporation (g)	209,303
20,622	PPL Corporation	606,289
13,663	Progress Energy, Inc.	600,900
13,596	Public Service Enterprise Group, Inc.	870,689
11,263	TECO Energy, Inc.	181,561
35,577	The AES Corporation (b)	606,947
40,228	The Southern Company (g)	1,318,276
25,098	TXU Corporation (g)	1,123,389
21,900	Xcel Energy, Inc.	397,487
		18,794,381
Natural Gas (.2%)
9,405	KeySpan Corporation	384,383
2,343	Nicor, Inc.	92,690
2,047	Peoples Energy Corporation (g)	72,955
14,015	Sempra Energy	651,139
		1,201,167
Total common stocks (Cost: $343,549,991)		637,741,921

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
Securities Lending Collateral (12.6%)
Commercial Paper (6.0%)
$3,331,552	Atlas Capital Funding Corporation	4.670%	05/08/06	$2,454,828
1,402,759	Atlas Capital Funding Corporation	4.800%	10/20/06	701,379
391,019	Atomium Funding Corporation-144A Issue (h)	4.520%	04/12/06	1,401,090
1,753,448	Buckingham CDO, Ltd.	4.820%	04/25/06	1,398,677
2,805,518	Buckingham CDO II, Ltd.	4.830%	04/25/06	1,398,677
227,948	Buckingham CDO II, Ltd.	4.830%	04/26/06	1,398,494
2,454,828	Cairn High Grade I, LLC	4.860%	05/17/06	2,091,829
368,224	CC USA, Inc.	4.550%	04/03/06	391,019
1,753,448	Cedar Springs Capital Company (e)	4.470%	04/05/06	3,330,686
2,104,138	Cedar Springs Capital Company (e)	4.820%	04/12/06	252,897
350,690	Cedar Springs Capital Company (e)	4.780%	05/22/06	627,107
1,262,483	Concord Minutemen Capital Company	4.720%	04/12/06	350,690
701,379	Concord Minutemen Capital Company	4.710%	04/10/07	2,104,138
225,493	Concord Minutemen Capital Company	4.720%	04/11/07	1,262,483
631,241	Corporate Asset Securitization Australia, Ltd. (e)	4.810%	04/07/06	3,505,038
701,379	Cullinan Finance, Ltd.	4.810%	05/23/06	1,741,736
358,405	Deer Valley Funding, Ltd.	4.820%	05/03/06	2,445,082
3,506,897	Edison Asset Securitization, LLC (e)	4.650%	04/05/06	227,889
1,753,448	Legacy Capital, LLC-144A Issue (h)	4.580%	04/06/06	2,804,395
253,198	Lexington Parker Capital Company-144A Issue (h)	4.810%	04/04/06	358,358
1,402,759	Morgan Stanley	4.940%	10/30/06	1,052,069
2,454,828	Nieuw Amsterdam Funding Corporation (e)	4.650%	04/06/06	1,752,747
317,725	Nordea North America, Inc.	4.780%	04/25/06	699,338
1,402,759	Nordea North America, Inc.	4.700%	04/03/06	368,224
1,402,759	Swedbank	4.780%	05/09/06	224,413
2,104,138	Whistlejacket Capital, Ltd. (e)	4.830%	04/05/06	317,642
2,104,138	White Pine Finance, LLC-144A Issue (h)	4.700%	07/17/06	1,753,449
1,052,069	White Pine Finance, LLC-144A Issue (h)	4.900%	05/25/06	2,089,514
				38,503,888
Corporate Notes (2.3%)
1,753,448	American General Finance-144A Issue (d) (h)	4.780%	04/13/07	2,455,834
2,454,828	Beta Finance, Inc. (d)	4.880%	06/02/06	1,402,941
1,753,448	General Electric Capital Assurance Company	4.830%	06/16/06	3,156,207
3,156,207	GS Group, Inc.	4.970%	06/30/06	1,402,759
2,104,138	Liquid Funding, Ltd. (d)	4.830%	02/20/07	2,104,033
1,202,515	Metropolitan Life Global Funding I-144A Issue (d) (h)	4.670%	03/06/12	1,753,484
1,402,759	Morgan Stanley (d)	4.780%	08/13/10	1,753,922
1,402,759	Tango Finance Corporation (d)	4.870%	10/25/06	1,202,912
				15,232,092

See accompanying notes to investments in securities.

Principal
Securities Lending Collateral—continued
Repurchase Agreement (4.3%)
$27,599,103	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/31/06, rate 4.930%, due 04/03/06; proceeds $27,610,442 (Collateralized by Corporate Obligations and Government Securities due 04/06/06 - 11/01/11)	$27,599,103
	Total securities lending collateral (cost: $81,335,083)	81,335,083

Shares
Short-Term Securities (.9%)
Investment Companies (.9%)
4,250,000	American Beacon Funds, current rate 4.670%	4,250,000
1,866,599	Federated Money Market Obligation Trust — Prime Obligation, current rate 4.618%	1,866,599
	Total short-term securities (cost: $6,116,599)	6,116,599
	Total investments in securities (cost: $431,001,673) (i)	$725,193,603
	Payable upon return of securities loaned (-12.6%)	(81,335,083)
	Cash and other assets in excess of liabilities (.2%)	973,516
	Total Net Assets (100%)	$644,832,036

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held 0.9% of net assets in foreign securities at March 31, 2006.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 1.6% of the Portfolio’s net assets at March 31, 2006.

(f)            Fully or partially pledged as initial margin deposits on open index futures purchased contracts.

Holdings of Open Futures Contracts

On March 31, 2006, securities with an aggregate market value of $939,063 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® EMINI	June 2006	91	long	$26,842	$43,905

(g)         Securities (or a portion of securities) on loan as of March 31, 2006.

(h)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(i)             At March 31, 2006 the cost of securities for federal income tax purposes was $436,022,735. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$313,100,545
Gross unrealized depreciation	(23,929,677)
Net unrealized appreciation	$289,170,868

See accompanying notes to investments in securities.

Maturing Government Bond 2006 Portfolio
Investments in Securities
March 31, 2006
(Unaudited)
(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Long-Term Debt Securities (73.0%)
U.S. Government and Agency Obligations (73.0%)
$650,000	Federal Home Loan Mortgage Corporation Strip (b)	5.020%	01/15/07	$625,192
613,000	Federal National Mortgage Association Strip (b)	5.088%	04/08/07	582,687
200,000	Financing Corporation Strip (b)	4.670%	05/11/06	198,977
686,000	Financing Corporation Strip (b)	4.971%	11/11/06	665,788
500,000	Resolution Funding Corporation Strip (b)	4.885%	07/15/07	470,157
	Total U.S. government and agency obligations (cost: $2,532,712)			2,542,801
	Total long-term debt securities (cost: $2,532,712)			2,542,801

Short-Term Securities (27.4%)
Commercial Paper (4.1%)
Consumer Cyclical (4.1%)
Special Services (4.1%)
143,000	Societe Generale North America Inc	4.705%	05/02/06	142,421
	Total commercial paper (cost: $142,421)			142,421
U.S. Government Obligations (17.2%)
Discount Note (17.2%)
600,000	Federal Home Loan Mortgage Corporation	4.560%	04/25/06	598,226
	Total U.S. government obligations (cost: $598,226)			598,226

Shares
Investment Companies (6.1%)
150,000	American Beacon Funds, current rate 4.670%	150,000
62,142	BlackRock Provident Institutional TempFund, current rate 4.683%	62,142
	Total investment companies (cost: $212,142)	212,142
	Total short-term securities (cost: $952,789)	952,789
	Total investments in securities (cost: $3,485,501) (c)	$3,495,590
	Liabilities in excess of cash and other assets (-.4%)	(14,241)
	Total Net Assets (100%)	$3,481,349

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         For zero coupon issues (strips) the interest rate represents yield to maturity at March 31, 2006.

(c)          At March 31, 2006 the cost of securities for federal income tax purposes was $3,485,501. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$20,207
Gross unrealized depreciation	(10,118)
Net unrealized appreciation	$10,089

See accompanying notes to investments in securities.

Maturing Government Bond 2010 Portfolio

Investments in Securities

March 31, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Long-Term Debt Securities (100.1%)
U.S. Government and Agency Obligations (100.1%)
$717,000	Federal National Mortgage Association Strip (b)	5.046%	05/15/11	$557,180
719,000	Federal National Mortgage Association Strip (b)	5.188%	11/29/09	597,312
412,000	Financing Corporation Strip (b)	5.077%	11/02/10	328,207
1,000,000	Financing Corporation Strip (b)	5.108%	04/05/11	778,968
524,000	Government Trust Certificate (b)	5.002%	11/15/10	418,064
482,000	Government Trust Certificate (b)	5.067%	05/15/10	393,130
1,032,000	Resolution Funding Corporation Strip (b)	4.817%	04/15/11	814,122
475,000	Tennessee Valley Authority (b)	5.207%	04/15/10	386,918
625,000	U.S. Treasury Strip (b)	4.870%	08/15/11	484,029
	Total U.S. government and agency obligations (cost: $4,622,935)			4,757,930
	Total long-term debt securities (cost: $4,622,935)			4,757,930

Shares
Short-Term Security (.7%)
Investment Company (.7%)
32,373	BlackRock Provident Institutional TempFund, current rate 4.683%	32,373
	Total short-term security (cost: $32,373)	32,373
	Total investments in securities (cost: $4,655,308) (c)	$4,790,303
	Liabilities in excess of cash and other assets (-.8%)	(37,746)
	Total Net Assets (100%)	$4,752,557

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         For zero coupon issues (strips) the interest rate represents yield to maturity at March 31, 2006.

(c)          At March 31, 2006 the cost of securities for federal income tax purposes was $4,655,308. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$162,574
Gross unrealized depreciation	(27,579)
Net unrealized appreciation	$134,995

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

March 31, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities (96.6%)
Austria (4.6%)
Banks (4.6%)
333,000,000	Oesterreichische Kontrollbank AG (JPY)	1.800%	03/22/10	$2,886,924
Belgium (4.7%)
Government (4.7%)
2,445,000	Kingdom of Belgium (EUR)	3.750%	09/28/15	2,952,092
Canada (4.6%)
Government (4.6%)
838,000	Canadian Government Bond (CAD)	3.000%	06/01/06	717,646
664,000	Canadian Government Bond (CAD)	5.750%	06/01/33	704,596
170,000,000	Province of Quebec (JPY)	1.600%	05/09/13	1,426,593
				2,848,835
Cayman Islands (.9%)
Finance - Diversified (.9%)
440,000	Hutchison Whampoa Finance, Ltd. (EUR)	5.875%	07/08/13	575,403
Denmark (4.7%)
Government (4.7%)
2,470,000	Kingdom of Denmark (EUR)	3.125%	10/15/09	2,948,143
Finland (4.5%)
Government (4.5%)
2,320,000	Finland Government Bond (EUR)	2.750%	07/04/06	2,808,901
France (4.7%)
Government (4.7%)
1,110,000	France Government Bond (EUR)	4.250%	04/25/19	1,393,438
700,000	French Treasury Note BTAN (EUR)	2.250%	03/12/07	840,910
600,000	French Treasury Note BTAN (EUR)	3.000%	01/12/10	713,843
				2,948,191
Germany (4.7%)
Government (4.7%)
2,400,000	Bundesschatzanweisungen (EUR)	2.500%	09/22/06	2,899,897
Greece (1.4%)
Electric Companies (.2%)
80,000	Public Power Corporation (EUR)	4.500%	03/12/09	98,321
Government (1.2%)
600,000	Hellenic Republic Government Bond (EUR)	6.300%	01/29/09	779,238
				877,559
Ireland (4.4%)
Government (4.4%)
2,300,000	Ireland Government Bond (EUR)	3.250%	04/18/09	2,769,530
Italy (4.3%)
Government (4.3%)
1,000,000	Buoni Poliennali del Tesoro (EUR)	3.500%	09/15/08	1,213,096
1,100,000	Buoni Poliennali del Tesoro (EUR)	5.000%	08/01/34	1,483,218
				2,696,314

See accompanying notes to investments in securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
Japan (17.0%)
Government (17.0%)
340,000,000	Development Bank of Japan (JPY)	1.050%	06/20/23	$2,444,474
150,000,000	Japan Finance Corporation for Municipal Enterprises (JPY)	1.350%	11/26/13	1,246,559
160,000,000	Japan Government Ten Year Bond (JPY)	1.300%	06/20/15	1,305,613
245,000,000	Japan Government Ten Year Bond (JPY)	1.400%	12/20/15	2,013,892
345,000,000	Japan Government Ten Year Bond (JPY)	1.500%	12/20/15	2,861,909
90,000,000	Japan Government Two Year Bond (JPY)	0.200%	12/15/07	758,719
				10,631,166
Mexico (7.8%)
Government (7.8%)
28,500,000	Mexican Bonos (MXN)	9.000%	12/24/09	2,702,250
22,900,000	Mexican Bonos (MXN)	9.000%	12/20/12	2,166,236
				4,868,486
Netherlands (4.5%)
Government (4.5%)
377,000	Netherlands Government Bond (EUR)	3.000%	07/15/06	456,512
1,948,000	Netherlands Government Bond (EUR)	4.000%	01/15/37	2,353,514
				2,810,026
Portugal (4.3%)
Government (4.3%)
2,250,000	Portugal Obrigacoes do Tesouro OT (EUR)	3.850%	04/15/21	2,658,965
Spain (4.7%)
Government (4.7%)
2,310,000	Spain Government Bond (EUR)	4.400%	01/31/15	2,924,902
Supranational (2.6%)
Supranational Bank (2.6%)
1,130,000	European Investment Bank (EUR)	3.125%	10/15/15	1,290,132
180,000	European Investment Bank (GBP)	6.250%	04/15/14	343,453
				1,633,585
Sweden (4.6%)
Government (4.6%)
2,300,000	Kingdom of Sweden (EUR)	5.000%	01/28/09	2,895,547
United Kingdom (7.6%)
Insurance (.6%)
200,000	Old Mutual PLC (GBP)	5.000%	01/21/16	341,907
Government (7.0%)
1,140,000	United Kingdom Gilt (GBP)	4.750%	09/07/15	2,029,654
825,000	United Kingdom Gilt (GBP)	4.750%	03/07/20	1,491,917
482,000	United Kingdom Gilt (GBP)	7.500%	12/07/06	852,685
				4,716,163
	Total long-term debt securities (cost: $62,519,243)			60,350,629

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Short-Term Security (1.4%)
Investment Company (1.4%)
911,320	Dreyfus Cash Management, current rate 4.550%	$911,320
	Total short-term security (cost: $911,320)	911,320
	Total investments in securities (cost: $63,430,563) (c)	$61,261,949
	Cash and other assets in excess of liabilities (2.0%)	1,226,953
	Total Net Assets (100%)	$62,488,902

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts

On March 31, 2006, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
04/03/06	2,647,426	EUR	21,190,000	NOK	$29,679	$—
04/03/06	2,762,313	EUR	21,930,000	NOK	3,554	—
04/03/06	43,120,000	NOK	5,407,914	EUR	—	35,443
04/11/06	4,300,000	AUD	2,592,861	EUR	72,442	—
04/11/06	1,940,000	CAD	940,615	GBP	—	30,892
04/11/06	2,845,109	EUR	4,600,000	AUD	—	163,952
04/11/06	251,971	EUR	358,000	CAD	1,627	—
04/28/06	9,071,952	EUR	1,279,871,000	JPY	—	91,938
04/28/06	373,840,000	JPY	3,253,329	USD	64,196	—
04/28/06	3,220,000	USD	377,021,750	JPY	—	3,725
05/09/06	4,140,000	CHF	2,639,296	EUR	16,480	—
05/09/06	539,355	EUR	836,000	CHF	—	11,096
05/09/06	2,617,126	EUR	4,060,000	CHF	—	51,179
05/31/06	52,903,000	MXN	4,190,038	EUR	233,193	—
06/08/06	530,000	USD	438,698	EUR	3,836	—
06/15/06	260,000	GBP	375,248	EUR	4,710	—
06/15/06	1,760,000	GBP	2,534,964	EUR	25,579	—
06/15/06	309,000,000	JPY	1,520,669	GBP	—	8,841
					$455,296	$397,066

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Sterling Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to investments in securities.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)          At March 31, 2006 the cost of securities for federal income tax purposes was $63,788,069. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$112,451
Gross unrealized depreciation	(2,638,571)
Net unrealized depreciation	$(2,526,120)

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

March 31, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (95.8%)
Basic Materials (5.0%)
Chemicals (3.0%)
7,545	Airgas, Inc.	$294,934
4,284	Albemarle Corporation	194,280
7,087	Cabot Corporation	240,887
2,726	Cabot Microelectronics Corporation (b) (g)	101,135
26,884	Chemtura Corporation	316,696
4,471	Cytec Industries, Inc.	268,305
4,695	Ferro Corporation	93,900
4,335	FMC Corporation	268,683
7,644	Lubrizol Corporation	327,545
22,967	Lyondell Chemical Company	457,043
2,198	Minerals Technologies, Inc.	128,385
8,087	Olin Corporation (g)	173,628
7,524	Quicksilver Resources, Inc. (b)	290,878
13,253	RPM International, Inc.	237,759
5,274	Sensient Technologies Corporation	95,196
5,103	The Scotts Miracle-Gro Company	233,513
11,392	Valspar Corporation	317,495
		4,040,262
Construction (.6%)
5,294	Florida Rock Industries, Inc.	297,629
5,177	Martin Marietta Materials, Inc.	554,094
		851,723
Iron and Steel (.2%)
4,353	Steel Dynamics, Inc.	246,946
Manufacturing (.1%)
2,870	Mine Safety Appliances Company	120,540
Paper and Forest (1.1%)
6,267	Bowater, Inc.	185,378
4,957	Glatfelter	90,862
5,724	Longview Fibre Company	147,908
6,698	Packaging Corporation of America	150,303
3,271	Potlatch Corporation	140,130
8,556	Rayonier, Inc.	390,068
11,058	Sonoco Products Company	374,534
		1,479,183
Capital Goods (8.1%)
Aerospace/Defense (.1%)
753	Sequa Corporation (b)	$73,643
Electrical Equipment (.5%)
6,970	Energizer Holdings, Inc. (b)	369,410
6,787	Hubbell, Inc.	347,902
		717,312
Electronics (.2%)
6,403	GameStop Corporation (b) (g)	301,837
Engineering/Construction (1.4%)
4,515	Dycom Industries, Inc. (b)	95,944
3,693	Granite Construction, Inc.	179,775
6,544	Jacobs Engineering Group, Inc. (b)	567,627
13,790	Joy Global, Inc.	824,228
13,224	Quanta Services, Inc. (b) (g)	211,848
		1,879,422
Hardware and Tools (.2%)
4,409	Kennametal, Inc.	269,566
Machinery (.7%)
10,145	AGCO Corporation (b) (g)	210,407
7,681	Graco, Inc.	348,948
1,976	Tecumseh Products Company	48,491
7,884	Zebra Technologies Corporation (b)	352,573
		960,419
Manufacturing (3.3%)
7,916	Ametek, Inc.	355,903
3,324	Carlisle Companies, Inc.	271,903
5,666	Crane Company	232,363
7,665	Donaldson Company, Inc.	259,000
5,390	Federal Signal Corporation	99,715
6,300	Flowserve Corporation (b)	367,542
4,688	Harsco Corporation	387,323
2,743	Lancaster Colony Corporation	115,206
3,750	Nordson Corporation	186,975
11,369	Pentair, Inc. (g)	463,287
9,600	Roper Industries, Inc.	466,848
7,375	SPX Corporation	393,972
4,538	Teleflex, Inc.	325,057

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
6,581	The Brink’s Company	$334,052
4,886	Trinity Industries, Inc.	265,749
		4,524,895
Metal Fabrication (1.0%)
15,023	Precision Castparts Corporation	892,366
9,401	Timken Company	303,370
8,016	Worthington Industries, Inc.	160,801
		1,356,537
Waste Management (.7%)
13,560	Republic Services, Inc.	576,436
4,931	Stericycle, Inc. (b) (g)	333,434
		909,870
Communication Services (1.9%)
Electrical Defense (.2%)
4,464	DRS Technologies, Inc. (g)	244,940
Telecommunication (1.3%)
7,646	Adtran, Inc.	200,172
6,344	CommScope, Inc. (b)	181,121
15,020	Harris Corporation	710,296
4,475	Newport Corporation (b)	84,398
5,269	Plantronics, Inc.	186,681
12,394	Powerwave Technologies, Inc. (b) (g)	167,195
21,223	RF Micro Devices, Inc. (b) (g)	183,579
11,779	UTStarcom, Inc. (b) (g)	74,090
		1,787,532
Telephone (.4%)
27,588	Cincinnati Bell, Inc. (b)	124,698
11,499	Telephone & Data Systems, Inc.	453,520
		578,218
Consumer Cyclical (14.0%)
Auto (.6%)
7,897	ArvinMeritor, Inc. (g)	117,744
1,297	Bandag, Inc. (g)	54,305
6,410	BorgWarner, Inc.	384,857
7,529	Lear Corporation (g)	133,489
3,732	Modine Manufacturing Company	110,094
		800,489
Construction (1.0%)
4,610	Beazer Homes USA, Inc.	$302,877
5,160	Ryland Group, Inc.	358,104
3,878	Thor Industries, Inc.	206,930
13,183	Toll Brothers, Inc. (b) (g)	456,527
		1,324,438
Distribution Durables (1.2%)
7,020	CDW Corporation (g)	413,127
13,881	Fastenal Company	657,127
6,071	MSC Industrial Direct Company	327,955
6,327	Tech Data Corporation (b)	233,530
		1,631,739
Entertainment (.6%)
14,170	GTECH Holdings Corporation	482,489
3,944	International Speedway Corporation	200,750
5,756	Macrovision Corporation (b)	127,495
		810,734
Home Builders (.3%)
4,011	Hovnanian Enterprises, Inc. (b)	176,203
3,648	MDC Holdings, Inc. (g)	234,603
		410,806
Houseware (.1%)
5,699	Furniture Brands International, Inc. (g)	139,682
Leisure (.1%)
7,363	Callaway Golf Company	126,644
Lodging - Hotel (.2%)
4,898	Boyd Gaming Corporation	244,606
Office Equipment (.4%)
7,609	Herman Miller, Inc.	246,608
5,808	HNI Corporation	342,672
		589,280
Publishing (1.0%)
10,230	Belo Corporation	203,372
5,125	Lee Enterprises, Inc.	170,611
2,606	Media General, Inc.	121,492
4,029	Scholastic Corporation (b)	107,816
10,866	The Readers Digest Association, Inc.	160,274

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
697	The Washington Post Company	$541,395
		1,304,960
Retail (7.3%)
5,378	99 Cents Only Stores (b)	72,926
9,821	Abercrombie & Fitch Company	572,564
12,123	Advance Auto Parts, Inc.	504,802
6,091	Aeropostale, Inc. (b)	183,705
14,742	American Eagle Outfitters, Inc.	440,196
7,084	American Greetings Corporation	153,156
8,146	AnnTaylor Stores Corporation (b) (g)	299,691
5,897	Barnes & Noble, Inc.	272,736
7,580	BJ’s Wholesale Club, Inc. (b)	238,846
7,482	Borders Group, Inc.	188,846
11,750	Carmax, Inc. (b)	383,990
20,281	Chico’s FAS, Inc. (b)	824,220
11,135	Claire’s Stores, Inc.	404,312
7,790	Copart, Inc. (b)	213,835
11,922	Dollar Tree Stores, Inc. (b) (g)	329,882
17,488	Foot Locker, Inc. (g)	417,613
14,981	Michaels Stores, Inc.	562,986
12,560	O’Reilly Automotive, Inc. (b)	459,194
8,312	Pacific Sunwear of California, Inc. (b)	184,194
7,688	Payless Shoesource, Inc. (b)	175,978
15,732	PetSmart, Inc.	442,698
9,728	Pier 1 Imports, Inc. (g)	112,942
6,820	Polo Ralph Lauren Corporation	413,360
5,094	Regis Corporation (g)	175,641
16,198	Ross Stores, Inc.	472,820
15,575	Saks, Inc. (b)	300,597
6,148	Timberland Company (b)	210,446
12,366	Urban Outfitters, Inc. (b) (g)	303,462
12,934	Williams-Sonoma, Inc. (b) (g)	548,402
		9,864,040
Service (.6%)
10,037	Adesa, Inc.	$268,389
4,397	Catalina Marketing Corporation	101,571
6,362	Harte-Hanks, Inc.	174,001
3,305	Rollins, Inc.	66,893
5,024	Sotheby’s Holdings, Inc. (b)	145,897
		756,751
Special Services (.3%)
4,425	Corporate Executive Board Company	446,483
Textiles (.3%)
5,922	Mohawk Industries, Inc. (b)	478,024
Consumer Staples (5.2%)
Beverage (.1%)
6,834	PepsiAmericas, Inc.	167,091
Broadcasting (.2%)
4,134	Emmis Communications Corporation (b)	66,144
3,877	Entercom Communications Corporation	108,246
7,100	Westwood One, Inc.	78,384
		252,774
Food (.7%)
8,190	Hormel Foods Corporation	276,822
11,086	Smithfield Foods, Inc. (b)	325,263
6,522	The JM Smucker Company	258,924
2,904	Tootsie Roll Industries, Inc.	84,993
		946,002
Household Products (.3%)
2,986	Blyth, Inc.	62,766
7,226	Church & Dwight Company, Inc.	266,784
5,986	Tupperware Brands Corporation	123,252
		452,802
Restaurants (1.3%)
8,257	Applebees International, Inc.	202,709
4,018	Bob Evans Farms, Inc.	119,375
9,605	Brinker International, Inc.	405,811
5,305	CBRL Group, Inc.	232,943
7,362	Outback Steakhouse, Inc.	323,928
6,508	Ruby Tuesday, Inc. (g)	208,777

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples—continued
8,837	The Cheesecake Factory (b)	$330,946
		1,824,489
Retail (.1%)
3,871	Ruddick Corporation	94,104
Service (2.4%)
2,617	Banta Corporation	136,032
11,003	Career Education Corporation (b)	415,143
9,634	Corinthian Colleges, Inc. (b)	138,730
6,564	DeVry, Inc. (b) (g)	149,462
7,525	Education Management Corporation (b)	313,040
4,199	ITT Educational Services, Inc. (b) (g)	268,946
2,092	Kelly Services, Inc.	56,840
4,749	Korn/Ferry International (b)	96,832
5,577	Laureate Education, Inc. (b) (g)	297,700
9,844	Manpower, Inc.	562,880
11,335	MPS Group, Inc. (b)	173,425
7,759	Rent-A-Center, Inc. (b)	198,553
7,502	United Rentals, Inc. (b) (g)	258,819
5,332	Valassis Communications, Inc. (b) (g)	156,601
		3,223,003
Tobacco (.1%)
2,882	Universal Corporation	105,971
Energy (9.9%)
Mining (1.6%)
7,982	Arch Coal, Inc.	606,153
29,652	Peabody Energy Corporation	1,494,757
		2,100,910
Natural Gas (.4%)
18,779	Southwestern Energy Company (b)	604,496
Oil & Gas (4.4%)
12,925	Denbury Resources, Inc. (b)	409,335
17,201	ENSCO International, Inc.	884,991
6,124	Forest Oil Corporation (b)	227,690
5,853	Helmerich & Payne, Inc.	408,657
14,401	Newfield Exploration Company (b)	603,402
19,729	Noble Energy, Inc.	$866,498
19,365	Patterson-UTI Energy, Inc.	618,905
14,416	Pioneer Natural Resources Company	637,908
8,786	Plains Exploration & Production Company (b)	339,491
6,713	Pogo Producing Company (g)	337,328
18,147	Pride International, Inc. (b)	565,824
		5,900,029
Oil & Gas Services (2.2%)
12,994	Cooper Cameron Corporation (b)	572,776
7,682	FMC Technologies, Inc. (b) (g)	393,472
14,638	Grant Prideco, Inc. (b)	627,092
10,433	Hanover Compressor Company (b) (g)	194,262
22,522	Smith International, Inc.	877,457
6,778	Tidewater, Inc.	374,349
		3,039,408
Pipelines (1.3%)
13,431	Equitable Resources, Inc.	490,366
9,470	National Fuel Gas Company	309,858
9,557	Questar Corporation	669,468
6,500	Western Gas Resources, Inc.	313,625
		1,783,317
Financial (17.9%)
Auto Finance (.3%)
14,459	AmeriCredit Corporation (b)	444,325
Banks (4.3%)
15,245	Associated Banc-Corporation (g)	518,025
5,751	Bank of Hawaii Corporation (g)	306,586
5,622	Cathay General Bancorp	211,612
4,659	City National Corporation	357,765
19,460	Commerce Bancorp, Inc. New Jersey	713,209
5,319	Cullen/Frost Bankers, Inc.	285,896
8,933	FirstMerit Corporation	220,288
5,655	Greater Bay Bancorp	156,870

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
7,321	Investors Financial Services Corporation (g)	$343,135
13,798	Mercantile Bankshares Corporation	530,533
3,912	SVB Financial Group (b) (g)	207,532
12,702	TCF Financial Corporation	327,076
5,091	Texas Regional Bancshares, Inc. Class A	150,128
17,292	The Colonial BancGroup, Inc.	432,300
9,761	Washington Federal, Inc.	236,216
5,962	Webster Financial Corporation	288,918
3,500	Westamerica Bancorporation	181,720
7,609	Wilmington Trust Corporation (g)	329,850
		5,797,659
Commercial Services (.1%)
5,618	Deluxe Corporation	147,023
Finance - Diversified (1.0%)
14,484	Eaton Vance Corporation (g)	396,572
7,227	IndyMac Bancorp, Inc. (g)	295,801
9,204	Leucadia National Corporation	549,111
5,637	Navigant Consulting, Inc. (b) (g)	120,350
		1,361,834
Insurance (5.5%)
5,256	American Financial Group, Inc.	218,702
4,331	AmerUs Group Company	260,899
10,727	Arthur J Gallagher & Company	298,318
12,462	Brown & Brown, Inc.	413,738
7,267	Everest Re Group, Ltd. (c)	678,520
19,446	Fidelity National Financial, Inc.	690,916
10,725	First American Corporation	419,991
6,017	Hanover Insurance Group, Group, Inc.	315,411
11,856	HCC Insurance Holdings, Inc.	412,589
4,814	Horace Mann Educators Corporation	90,503
3,992	Mercury General Corporation	219,161
7,106	Ohio Casualty Corporation	$225,260
25,730	Old Republic International Corporation	561,429
7,810	Protective Life Corporation	388,469
9,319	Radian Group, Inc.	561,470
6,129	Stancorp Financial Group, Inc.	331,640
10,035	The PMI Group, Inc.	460,807
5,068	Unitrin, Inc.	235,713
12,624	WR Berkley Corporation	732,950
		7,516,486
Investment Bankers/Brokers (2.2%)
8,485	AG Edwards, Inc.	423,062
5,654	Jefferies Group, Inc.	330,759
13,880	Legg Mason, Inc.	1,739,580
9,732	Raymond James Financial, Inc.	287,678
9,397	Waddell & Reed Financial, Inc.	217,071
		2,998,150
Real Estate Investment Trust - Apartments (.3%)
15,049	United Dominion Realty Trust, Inc.	429,498
Real Estate Investment Trust - Diversified (.3%)
9,889	Liberty Property Trust	466,365
Real Estate Investment Trust - Hotels (.3%)
8,060	Hospitality Properties Trust	351,980
Real Estate Investment Trust - Office Property (.4%)
6,055	Highwoods Properties, Inc.	204,235
6,965	Mack-Cali Realty Corporation	334,320
		538,555
Real Estate Investment Trust - Shopping Centers (1.8%)
12,211	Developers Diversified Realty Corporation	668,553
11,698	New Plan Excel Realty Trust	303,446
7,643	Regency Centers Corporation	513,533
8,004	The Macerich Company	591,896
9,007	Weingarten Realty Investors	367,035
		2,444,463
Real Estate Investment Trust - Warehouse/Industrial (.4%)
9,813	AMB Property Corporation	532,552

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Savings and Loans (1.0%)
9,679	Astoria Financial Corporation	$299,662
12,686	First Niagara Financial Group, Inc.	185,977
8,272	Independence Community Bank Corporation	344,777
26,889	New York Community Bancorp, Inc. (g)	471,095
		1,301,511
Health Care (9.7%)
Biotechnology (1.7%)
7,553	Affymetrix, Inc. (b) (g)	248,720
8,105	Charles River Laboratories International, Inc. (b)	397,307
5,947	Invitrogen Corporation (b) (g)	417,063
3,593	Martek Biosciences Corporation (b) (g)	117,958
34,979	Millennium Pharmaceuticals, Inc. (b)	353,638
12,645	PDL BioPharma, Inc. (b) (g)	414,756
11,081	Vertex Pharmaceuticals, Inc. (b) (g)	405,454
		2,354,896
Drugs (2.2%)
6,727	Cephalon, Inc. (b) (g)	405,302
6,110	Medicis Pharmaceutical	199,186
13,430	Omnicare, Inc. (g)	738,516
3,837	Par Pharmaceutical Companies, Inc. (b) (g)	108,127
9,281	Perrigo Company (g)	151,373
11,270	Pharmaceutical Product Development, Inc.	390,055
11,888	Sepracor, Inc. (b) (g)	580,253
10,381	Valeant Pharmaceuticals International	164,539
9,259	VCA Antech, Inc. (b)	263,696
		3,001,047
Hospital Management (1.0%)
10,925	Community Health Systems, Inc. (b)	394,939
6,398	LifePoint Hospitals, Inc. (b) (g)	$198,978
9,653	Triad Hospitals, Inc. (b) (g)	404,460
6,115	Universal Health Services, Inc.	310,581
		1,308,958
Managed Care (.5%)
12,876	Health Net, Inc. (b)	654,358
Medical Products/Supplies (3.6%)
7,477	Advanced Medical Optics, Inc. (b) (g)	348,727
7,074	Beckman Coulter, Inc. (g)	386,028
12,925	Cytyc Corporation (b)	364,227
8,812	Dentsply International, Inc.	512,418
6,638	Edwards Lifesciences Corporation (b)	288,753
5,759	Gen-Probe, Inc. (b) (g)	317,436
9,786	Henry Schein, Inc. (b)	468,358
6,872	Hillenbrand Industries, Inc.	377,891
3,975	Intuitive Surgical, Inc. (b) (g)	469,050
7,582	STERIS Corporation	187,124
4,407	Techne Corporation (b)	265,037
14,806	Varian Medical Systems, Inc. (b)	831,505
		4,816,554
Special Services (.7%)
5,554	Apria Healthcare Group, Inc. (b)	127,631
7,065	Covance, Inc. (b)	415,069
10,713	Lincare Holdings, Inc. (b)	417,378
		960,078
Technology (15.2%)
Computer Hardware (1.7%)
7,769	Diebold, Inc.	319,306
3,912	Imation Corporation	167,864
20,633	Sandisk Corporation (b)	1,186,810
5,731	The Reynolds & Reynolds Company	162,760
24,576	Western Digital Corporation (b)	477,512
		2,314,252

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
Computer Networking (1.1%)
43,774	3COM Corporation (b)	$224,123
7,419	Alliance Data Systems Corporation (b) (g)	346,987
3,589	Anteon International Corporation (b)	195,815
9,901	ChoicePoint, Inc. (b) (g)	443,070
9,746	Polycom, Inc. (b) (g)	211,293
		1,421,288
Computer Peripherals (.1%)
5,521	Avocent Corporation (b)	175,237
Computer Services & Software (5.5%)
30,991	Activision, Inc. (b)	427,366
8,649	Acxiom Corporation	223,490
1,741	Advent Software, Inc. (b)	49,479
31,771	Cadence Design Systems, Inc. (b)	587,446
16,279	Ceridian Corporation (b)	414,301
10,229	CheckFree Corporation (b)	516,564
15,486	Cognizant Technology Solutions Corporation (b)	921,262
5,446	CSG Systems International (b)	126,674
7,501	Dun & Bradstreet Corporation (b)	575,177
4,479	F5 Networks, Inc. (b) (g)	324,683
10,485	Fidelity National Information	425,167
6,537	Gartner, Inc. (b)	91,191
12,991	Ingram Micro, Inc. Class A (b)	259,820
18,638	McAfee, Inc. (b)	453,462
17,134	McData Corporation (b)	79,159
8,873	Mentor Graphics Corporation (b)	98,047
9,564	MoneyGram International, Inc.	293,806
6,203	National Instruments Corporation	202,342
7,953	RSA Security, Inc. (b) (g)	142,677
7,117	SEI Investments Company	288,452
4,202	SRA International, Inc. Class A (b)	158,541
10,209	Sybase, Inc. (b)	$215,614
16,124	Synopsys, Inc. (b)	360,371
4,163	Transaction Systems Architects, Inc. (b)	129,927
8,377	Wind River Systems, Inc. (b)	104,294
		7,469,312
Computer Systems (.1%)
8,413	Jack Henry & Associates, Inc.	192,405
Electrical Defense (.2%)
4,103	Alliant Techsystems, Inc. (b)	316,629
Electrical Equipment (.7%)
17,318	Gentex Corporation	302,372
9,723	Kemet Corporation (b)	92,077
4,985	Plexus Corporation (b)	187,287
20,663	Vishay Intertechnology, Inc. (b)	294,241
		875,977
Electrical Instruments (.7%)
9,960	Amphenol Corporation	519,713
5,934	Thomas & Betts Corporation (b)	304,889
3,485	Varian, Inc. (b)	143,512
		968,114
Electronic Components - Semiconductor (3.8%)
47,656	Atmel Corporation (b)	224,936
11,191	Credence Systems Corporation (b) (g)	82,142
8,552	Cree, Inc. (b) (g)	280,591
15,169	Cypress Semiconductor Corporation (b) (g)	257,115
13,620	Fairchild Semiconductor International, Inc. (b)	259,733
22,442	Integrated Device Technology, Inc. (b)	333,488
7,949	International Rectifier Corporation (b) (g)	329,327
15,936	Intersil Corporation	460,869
15,674	Lam Research Corporation (b) (g)	673,982
12,732	Lattice Semiconductor Corporation (b)	84,795

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
18,509	MEMC Electronic Materials, Inc. (b)	$683,352
7,148	Micrel, Inc. (b)	105,933
23,876	Microchip Technology, Inc. (f)	866,699
8,163	Semtech Corporation (b)	146,036
5,072	Silicon Laboratories, Inc. (b) (g)	278,706
15,689	Triquint Semiconductor, Inc. (b)	77,190
		5,144,894
Electronics - Computer Distribution (.6%)
13,519	Arrow Electronics, Inc. (b)	436,258
16,393	Avnet, Inc. (b)	416,054
		852,312
Service - Data Processing (.7%)
7,059	DST Systems, Inc. (b)	408,998
7,288	Fair Isaac Corporation (g)	288,751
13,538	The BISYS Group, Inc. (b)	182,492
		880,241
Transportation (3.1%)
Air Freight (1.4%)
19,154	CH Robinson Worldwide, Inc.	940,270
11,950	Expeditors International Washington, Inc. (g)	1,032,360
		1,972,630
Airlines (.4%)
10,017	Airtran Holdings, Inc. (b) (g)	181,408
3,749	Alaska Air Group, Inc. (b)	132,902
17,257	JetBlue Airways Corporation (b) (g)	184,995
		499,305
Shipping (.3%)
4,951	Alexander & Baldwin, Inc.	236,064
3,322	Overseas Shipholding Group	159,223
		395,287
Transport Services (.2%)
6,509	YRC Worldwide, Inc. (b)	247,733
Trucking (.8%)
5,848	CNF, Inc. (g)	292,049
5,689	GATX Corporation	234,899
13,828	JB Hunt Transport Services, Inc. (g)	297,855
5,979	Swift Transportation Company, Inc. (b)	$129,924
5,810	Werner Enterprises, Inc.	106,730
		1,061,457
Utilities (5.8%)
Electric Companies (4.7%)
13,135	Alliant Energy Corporation	413,358
41,876	Aquila, Inc. (b) (g)	167,085
3,712	Black Hills Corporation	126,208
14,182	DPL, Inc.	382,914
8,759	Duquesne Light Holdings, Inc.	144,523
16,550	Energy East Corporation	402,165
8,386	Great Plains Energy, Inc.	236,066
9,084	Hawaiian Electric Industries, Inc. (g)	246,449
4,761	Idacorp, Inc.	154,828
13,442	MDU Resources Group, Inc.	449,635
17,194	Northeast Utilities	335,799
11,969	NSTAR	342,433
10,149	OGE Energy Corporation	294,321
21,292	Pepco Holdings, Inc.	485,245
7,706	PNM Resources, Inc.	188,026
12,940	Puget Energy, Inc.	274,069
12,829	SCANA Corporation	503,410
22,512	Sierra Pacific Resources (b)	310,891
9,744	Westar Energy, Inc.	202,773
13,109	Wisconsin Energy Corporation (g)	524,229
4,482	WPS Resources Corporation	220,604
		6,405,031
Natural Gas (.8%)
8,724	AGL Resources, Inc.	314,500
13,139	Oneok, Inc.	423,733
8,538	Vectren Corporation	225,232
5,464	WGL Holdings, Inc.	166,215
		1,129,680
Water Utilities (.3%)
14,419	Aqua America, Inc.	401,137
Total common stocks (Cost: $99,669,153)		129,915,130

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
S&P Depository Receipts (.3%)
Investment Bankers/Brokers (.3%)
2,600	S&P Depository Receipts	$376,610
Total S&P depository receipts (Cost: $354,120)		376,610

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral (15.2%)
Commercial Paper (7.2%)
$624,101	Atlas Capital Funding Corporation	4.670%	05/08/06	$624,101
178,315	Atlas Capital Funding Corporation	4.800%	10/20/06	178,315
356,629	Atomium Funding Corporation-144A Issue (h)	4.520%	04/12/06	356,205
356,629	Buckingham CDO, Ltd.	4.820%	04/25/06	355,592
356,629	Buckingham CDO II, Ltd.	4.830%	04/25/06	355,592
356,629	Buckingham CDO II, Ltd.	4.830%	04/26/06	355,545
534,944	Cairn High Grade I, LLC	4.860%	05/17/06	531,815
99,410	CC USA, Inc.	4.550%	04/03/06	99,410
846,995	Cedar Springs Capital Company (e)	4.470%	04/05/06	846,774
160,483	Cedar Springs Capital Company (e)	4.780%	05/22/06	159,432
64,372	Cedar Springs Capital Company (e)	4.820%	04/12/06	64,295
534,944	Concord Minutemen Capital Company	4.710%	04/10/07	534,944
89,157	Concord Minutemen Capital Company	4.720%	04/12/06	89,157
320,966	Concord Minutemen Capital Company	4.720%	04/11/07	320,966
891,573	Corporate Asset Securitization Australia, Ltd. (e)	4.810%	04/07/06	891,101
445,787	Cullinan Finance, Ltd.	4.810%	05/23/06	442,809
624,101	Deer Valley Funding, Ltd.	4.820%	05/03/06	621,624
57,952	Edison Asset Securitization, LLC (e)	4.650%	04/05/06	57,937
713,259	Legacy Capital, LLC-144A Issue (h)	4.580%	04/06/06	712,973
91,119	Lexington Parker Capital Company-144A Issue (h)	4.810%	04/04/06	91,107
267,472	Morgan Stanley	4.940%	10/30/06	267,472
445,787	Nieuw Amsterdam Funding Corporation (e)	4.650%	04/06/06	445,608
178,315	Nordea North America, Inc.	4.780%	04/25/06	177,796
93,615	Nordea North America, Inc.	4.700%	04/03/06	93,615
57,328	Swedbank	4.780%	05/09/06	57,054
80,777	Whistlejacket Capital, Ltd. (e)	4.830%	04/05/06	80,756
445,787	White Pine Finance, LLC-144A Issue (h)	4.700%	07/17/06	445,787
534,944	White Pine Finance, LLC-144A Issue (h)	4.900%	05/25/06	531,226
				9,789,008
Corporate Notes (2.8%)
624,101	American General Finance-144A Issue (d) (h)	4.780%	04/13/07	624,357
356,629	Beta Finance, Inc. (d)	4.880%	06/02/06	356,676
802,416	General Electric Capital Assurance Company	4.830%	06/16/06	802,416
356,629	GS Group, Inc.	4.970%	06/30/06	356,629
534,944	Liquid Funding, Ltd. (d)	4.830%	02/20/07	534,917
445,787	Metropolitan Life Global Funding I-144A Issue (d) (h)	4.670%	03/06/12	445,796
445,787	Morgan Stanley (d)	4.780%	08/13/10	445,907
305,720	Tango Finance Corporation (d)	4.870%	10/25/06	305,821
				3,872,519

See accompanying notes to investments in securities.

Market
Principal	Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (5.2%)
$7,016,637	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/31/06, rate 4.930%, due 04/03/06; proceeds $7,019,520 (Collateralized by Corporate Obligations and Government Securities due 04/06/06 - 11/01/11)	$7,016,637
Total securities lending collateral (cost: $20,678,164)	20,678,164

Shares
Short Term Securities (3.7%)
Investment Companies (3.7%)
2,800,000	American Beacon Funds, current rate 4.670%	2,800,000
2,198,106	Federated Money Market Obligation Trust — Prime Obligation, current rate 4.618%	2,198,106
	Total short-term securities (cost: $4,998,106)	4,998,106
	Total investments in securities (cost: $125,699,543) (i)	$155,968,010
	Payable upon return of securities loaned (-15.2%)	(20,678,164)
	Cash and other assets in excess of liabilities (.2%)	387,385
	Total Net Assets (100%)	$135,677,231

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held .5% of net assets in foreign securities at March 31, 2006.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 1.9% of the Portfolio’s net assets at March 31, 2006.

(f)            Fully or partially pledged as initial margin deposits on open index futures purchased contracts.

Holdings of Open Futures Contracts

On March 31, 2006, securities with an aggregate market value of $798,600 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation
S&P Mid 400® EMINI	June 2006	65	long	$151,145

(g)         Securities (or a portion of securities) on loan as of March 31, 2006.

(h)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(i)             At March 31, 2006 the cost of securities for federal income tax purposes was $126,124,658. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$34,114,296
Gross unrealized depreciation	(4,270,944)
Net unrealized appreciation	$29,843,352

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

March 31, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (98.3%)
Consumer Cyclical (8.7%)
Construction (.5%)
3,200	Centex Corporation	$198,368
3,700	Lennar Corporation (f)	223,406
6,400	Toll Brothers, Inc. (b) (f)	221,632
		643,406
Lodging - Hotel (8.2%)
114,300	Hilton Hotels Corporation	2,910,078
19,900	Marriott International, Inc.	1,365,140
88,300	Starwood Hotels & Resorts Worldwide, Inc.	5,980,559
		10,255,777
Financial (89.6%)
Real Estate (4.8%)
136,100	Brookfield Properties Company (c) (f)	4,647,815
29,268	Forest City Enterprises, Inc.	1,379,986
		6,027,801
Real Estate Investment Trust - Apartments (15.9%)
54,600	American Campus Communities, Inc. (f)	1,414,686
42,500	Archstone-Smith Trust	2,072,725
26,700	AvalonBay Communities, Inc.	2,912,970
51,200	Camden Property Trust	3,688,960
115,200	Equity Residential	5,390,208
6,900	Essex Property Trust, Inc.	750,237
21,500	Home Properties, Inc. (f)	1,098,650
93,475	United Dominion Realty Trust, Inc.	2,667,777
		19,996,213
Real Estate Investment Trust - Diversified (7.9%)
27,200	Cousins Properties, Inc. (f)	909,296
56,100	Duke Realty Corporation	2,128,995
13,200	Equity Lifestyle Properties, Inc.	656,700
32,500	Liberty Property Trust	1,532,700
56,500	NorthStar Realty Finance Corporation	618,675
41,700	Vornado Realty Trust	4,003,200
		9,849,566
Real Estate Investment Trust - Health Care (1.1%)
39,800	Ventas, Inc.	1,320,564
Real Estate Investment Trust - Hotels (5.4%)
67,400	DiamondRock Hospitality Company	$930,794
100,800	Host Marriott Corporation	2,157,120
26,200	Innkeepers USA Trust	444,090
65,700	Strategic Hotels & Resorts, Inc.	1,529,496
60,400	Sunstone Hotel Investors, Inc.	1,749,788
		6,811,288
Real Estate Investment Trust - Mortgage (1.9%)
27,400	Gramercy Capital Corporation	683,082
28,300	Newcastle Investment Corporation	676,936
85,600	Spirit Finance Corporation	1,044,320
		2,404,338
Real Estate Investment Trust - Office Property (15.8%)
13,100	Alexandria Real Estate Equities, Inc.	1,248,823
91,502	BioMed Realty Trust, Inc.	2,712,119
30,700	Boston Properties, Inc.	2,862,775
97,100	Brandywine Realty Trust	3,083,896
31,400	Columbia Equity Trust, Inc.	552,012
7,200	Kilroy Realty Corporation	556,272
22,200	Mack-Cali Realty Corporation	1,065,600
46,100	Maguire Properties, Inc.	1,682,650
26,600	Reckson Associates Realty Corporation	1,218,812
33,400	Republic Property Trust	393,118
9,900	SL Green Realty Corporation (f)	1,004,850
133,500	Trizec Properties, Inc.	3,434,955
		19,815,882
Real Estate Investment Trust - Regional Mall (11.1%)
33,800	CBL & Associates Properties, Inc.	1,434,810
87,120	General Growth Properties, Inc.	4,257,554
86,300	Simon Property Group, Inc. (f)	7,261,282
33,600	The Mills Corporation (f)	940,800
		13,894,446

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust - Self Storage (2.9%)
31,500	Public Storage, Inc. (f)	$2,558,745
51,600	U-Store-It Trust	1,039,740
		3,598,485
Real Estate Investment Trust - Shopping Centers (13.3%)
71,900	Developers Diversified Realty Corporation	3,936,525
71,300	Equity One, Inc.	1,751,128
109,000	Kimco Realty Corporation	4,429,760
124,600	Kite Realty Group Trust	1,987,370
7,900	Pan Pacific Retail Properties, Inc.	560,110
21,200	Regency Centers Corporation	1,424,428
29,800	The Macerich Company	2,203,710
10,700	Weingarten Realty Investors	436,025
		16,729,056
Real Estate Investment Trust - Warehouse/Industrial (9.5%)
24,700	AMB Property Corporation	1,340,469
43,700	First Industrial Realty Trust, Inc.	1,865,553
16,300	First Potomac Realty Trust	460,475
154,476	ProLogis	8,264,466
		11,930,963
Total common stocks (cost: $82,247,875)		123,277,785

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
Securities Lending Collateral (8.9%)
Commercial Paper (4.2%)
$336,530	Atlas Capital Funding Corporation	4.670%	05/08/06	$336,530
96,151	Atlas Capital Funding Corporation	4.800%	10/20/06	96,151
192,303	Atomium Funding Corporation-144A Issue (g)	4.520%	04/12/06	192,074
192,303	Buckingham CDO, Ltd.	4.820%	04/25/06	191,743
192,303	Buckingham CDO II, Ltd.	4.830%	04/25/06	191,743
192,303	Buckingham CDO II, Ltd.	4.830%	04/26/06	191,718
288,454	Cairn High Grade I, LLC	4.860%	05/17/06	286,766
53,604	CC USA, Inc.	4.550%	04/03/06	53,604
456,719	Cedar Springs Capital Company (e)	4.470%	04/05/06	456,601
86,536	Cedar Springs Capital Company (e)	4.780%	05/22/06	85,969
34,711	Cedar Springs Capital Company (e)	4.820%	04/12/06	34,669
288,454	Concord Minutemen Capital Company	4.710%	04/10/07	288,454
48,076	Concord Minutemen Capital Company	4.720%	04/12/06	48,076
173,073	Concord Minutemen Capital Company	4.720%	04/11/07	173,073
480,757	Corporate Asset Securitization Australia, Ltd. (e)	4.810%	04/07/06	480,502
240,379	Cullinan Finance, Ltd.	4.810%	05/23/06	238,773
336,530	Deer Valley Funding, Ltd.	4.820%	05/03/06	335,194
31,249	Edison Asset Securitization, LLC (e)	4.650%	04/05/06	31,241
384,606	Legacy Capital, LLC-144A Issue (g)	4.580%	04/06/06	384,452
49,133	Lexington Parker Capital Company-144A Issue (g)	4.810%	04/04/06	49,129
144,227	Morgan Stanley	4.940%	10/30/06	144,227
240,379	Nieuw Amsterdam Funding Corporation (e)	4.650%	04/06/06	240,282
50,480	Nordea North America, Inc.	4.700%	04/03/06	50,480
96,151	Nordea North America, Inc.	4.780%	04/25/06	95,872
30,913	Swedbank	4.780%	05/09/06	30,765
43,557	Whistlejacket Capital, Ltd. (e)	4.830%	04/05/06	43,545
240,379	White Pine Finance, LLC-144A Issue (g)	4.700%	07/17/06	240,379
288,454	White Pine Finance, LLC-144A Issue (g)	4.900%	05/25/06	286,450
				5,278,462
Corporate Notes (1.7%)
336,530	American General Finance-144A (d) (g)	4.780%	04/13/07	336,668
192,303	Beta Finance, Inc. (d)	4.880%	06/02/06	192,328
432,681	General Electric Capital Assurance Company	4.830%	06/16/06	432,681
192,303	GS Group, Inc.	4.970%	06/30/06	192,303
288,454	Liquid Funding, Ltd. (d)	4.830%	02/20/07	288,440
240,379	Metropolitan Life Global Funding I-144A (d) (g)	4.670%	03/06/12	240,383
240,379	Morgan Stanley (d)	4.780%	08/13/10	240,444
164,852	Tango Finance Corporation (d)	4.870%	10/25/06	164,906
				2,088,153

See accompanying notes to investments in securities.

Principal		Market Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (3.0%)
$3,783,535	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/31/06, rate 4.930, due 04/03/06; proceeds $3,785,089 (Collateralized by Corporate Obligations and Government Securities due 04/06/06 - 11/01/11)	$3,783,535
Total securities lending collateral (cost: $11,150,150)		11,150,150

Shares
Short-Term Security (1.4%)
Investment Company (1.4%)
1,726,480	Federated Money Market Obligation Trust — Prime Obligation, current rate 4.618%	1,726,480
Total short-term security (cost: $1,726,480)		1,726,480
Total investments in securities (cost: $95,124,505) (h)		$136,154,415
Payable upon return of securities loaned (-8.9%)		(11,150,150)
Cash and other assets in excess of liabilities (.3%)		449,012
Total Net Assets (100%)		$125,453,277

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 to investments in securities.
(b)	Non-income producing.
(c)	The Portfolio held 3.7% of net assets in foreign securities at March 31, 2006.
(d)	Variable rate security.
(e)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 1.1% of the Portfolio’s net assets at March 31, 2006.

(f)	Securities (or a portion of securities) on loan as of March 31, 2006.
(g)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)	At March 31, 2006 the cost of securities for federal income tax purposes was $95,247,373. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation.	$40,982,010
	Gross unrealized depreciation	(74,968)
	Net unrealized appreciation.	$40,907,042

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

March 31, 2006

(1)         Organization

Advantus Series Fund, Inc. (the “Fund”) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of nine portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities). Each Portfolio is diversified except for the International Bond Portfolio. The Fund’s Prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies.

(2)         Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures. A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date, or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding Money Market) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government- sponsored enterprise securities or corporate securities having a value equal to, or in excess of , the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Portfolio may incur a loss upon disposition of the securities. Repurchase agreements are carried at fair value obtained from an independent pricing source.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by the Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2006, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $3,962,398 and $12,206,268 respectively. The Portfolio has segregated assets with the custodian to cover such when-issued and forward commitments.

(3)         Securities Lending

To enhance returns, certain portfolios of the Fund loan securities to brokers in exchange for collateral. The Portfolios receive a fee from the brokers measured as a percent of the loaned securities. Upon initiation of the loan, 102% collateral for U.S. securities and 105% for foreign securities is required. If at anytime the collateral falls below 100%, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities. The market value of loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the respective Portfolio on the next business day. The risks to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. These risks are mitigated by indemnification clauses in the securities lending contracts with the lending agents.

The value of securities on loan at March 31, 2006 is as follows:

Market Value of Securities on Loan at March 31, 2006

Bond	$80,050,603
Mortgage Securities	35,332,958
Index 500	77,787,290
Index 400 Mid-Cap	20,012,876
Real Estate Securities	10,846,807

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Fund’s Management, LLC receives 25% of income on securities lending activities and covers the expenses associated with securities lending activities.

(4)         Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At March 31, 2006, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate fair values of illiquid securities held by Bond and Mortgage Securities were $16,981,176 and $10,910,439, respectively, which represent 4.9% and 5.6% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

ITEM 2.          CONTROLS AND PROCEDURES.

(a)   Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)   There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.          EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)	/s/Dianne M. Orbison
Dianne M. Orbison, President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Dianne M. Orbison
Dianne M. Orbison, President
(Principal Executive Officer)

By (Signature and Title)	/s/Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: May 26, 2006